UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Annual Report

August 31, 2018

Georgia     •    Maryland    •    Missouri    •    North Carolina    •    Oregon

South Carolina    •    Virginia

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2018

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Georgia Municipal Income Fund	4
Maryland Municipal Income Fund	6
Missouri Municipal Income Fund	8
North Carolina Municipal Income Fund	10
Oregon Municipal Income Fund	12
South Carolina Municipal Income Fund	14
Virginia Municipal Income Fund	16

Endnotes and Additional Disclosures	18

Fund Expenses	19

Financial Statements	23

Report of Independent Registered Public Accounting Firm	86

Federal Tax Information	87

Special Meeting of Shareholders	88

Board of Trustees’ Contract Approval	89

Management and Organization	93

Important Notices	96

Eaton Vance

Municipal Income Funds

August 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The fiscal year that began on September 1, 2017 was characterized by a flattening of the municipal bond yield curve. Long-term interest rates drifted downward in September and October 2017 — despite the U.S. Federal Reserve Board (the Fed) rate hikes the previous March and June 2017 that put upward pressure on short-term rates.

In November and December 2017, however, the municipal market experienced considerable volatility after the GOP-controlled House and Senate released and then passed new tax legislation. The most significant change to the municipal market was the elimination of an issuer’s ability to refinance debt prior to its call date through the issuance of advanced refunding bonds — which accounted for just under 20% of new issuance over the past 10 years. As a result, December 2017 witnessed the largest-ever one-month issuance of new municipal debt, as issuers rushed to beat the December 31, 2017 deadline. Investors sold short maturity bonds to buy new-issue longer maturity bonds in anticipation of lower supply going forward. The net result was rising prices on longer-term debt that drove more flattening of the yield curve in December 2017.

But as the new year began, bond prices reversed direction. In January 2018, signs of increasing inflation, higher wage growth, and fears that the new tax legislation might overheat the economy pushed interest rates up and caused longer-term bond prices to decline. Rates rose higher in February as incoming Fed Chairman Jerome Powell suggested the strength of the U.S. economy might warrant four interest rate hikes in 2018 — one more than previously projected.

Upward pressure on short-term rates continued in March and June 2018 as the Fed delivered its first two hikes of the year. At the long end of the curve, however, fluctuating perceptions of geopolitical risk were a primary driver of rates from April 2018 through the end of the period. Investors toggled between optimism about economic growth and a potential detente between the U.S. and North Korea, and concern that the U.S. was initiating a global trade war. Meanwhile, ongoing lower yields for German and Japanese bonds, compared with U.S. Treasurys, weighed on longer-term U.S. yields. The net result was a continued flattening of the yield curve, as the spread between two-year and 10-year Treasury rates narrowed significantly.

For the 12-month period, the Bloomberg Barclays Municipal Bond Index (the Index),2 a broad measure of the asset class, returned 0.49%. For the period as a whole, the municipal bond yield curve flattened. Rates for AAA-rated7 bonds rose across the curve, but rate increases were greater at the short end of the curve than the long end. On a total return basis, longer maturities in general outperformed shorter maturities, and lower-rated bonds generally outperformed higher-rated issues. Across the curve, municipal bonds generally performed in line with comparable U.S. Treasurys.

Fund Performance

For the fiscal year ended August 31, 2018, the Missouri Fund’s Class A shares at net asset value (NAV) outperformed the 0.49% return of the Funds’ primary benchmark, the Index. All of the other Funds underperformed the Index during the same 12-month period.

Generally speaking, the Funds’ overall strategy is to invest primarily in municipal bonds with maturities of 10 years or more, in order to capture their typically higher yields and greater income stream relative to shorter-maturity municipal issues.

Management has the ability to hedge the portfolio to various degrees against the potential risk of interest-rate volatility at the long end of the yield curve by using Treasury futures. As a risk management strategy, the hedge is intended to moderate performance on both the upside and the downside. So in a period when municipal and Treasury bonds generally declined in price, the hedging strategy mitigated a portion of that decline — and was thus a contributor to relative results versus the Index — for the Georgia, Missouri and Oregon Funds. The Maryland, North Carolina, South Carolina and Virginia Funds did not employ a hedging strategy during the period.

During the period, all Funds except the Georgia Fund sought to enhance tax-exempt income by entering, to a small degree, into residual interest bond transactions6 and investing the proceeds of such transactions in additional municipal securities, which creates leverage in a fund. Leverage has the effect of magnifying a fund’s exposure to its underlying investments in both up and down markets. During this period of relatively flat performance by municipal bonds, the additional income generated by the small amount of leverage deployed was a modest contributor to performance versus the Index.

Holdings in insured Puerto Rico bonds contributed to performance versus the Index for all Funds except the Maryland Fund. For the Georgia, Missouri, Oregon and Virginia Funds, holdings in uninsured Puerto Rico bonds helped relative performance as well. This was due to strong performance of Puerto Rico’s debt in the second half of the period, as ongoing bankruptcy negotiations led to anticipation that bondholders’ recoveries could exceed those originally anticipated by the market. The Funds’ insured Puerto Rico holdings were insured by various municipal bond insurers. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period, including monetary default. As the period ended, Puerto Rico continued to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management, and Economic Stability Act passed by the U.S. Congress.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

August 31, 2018

Management’s Discussion of Fund Performance—continued

State-specific Results

Eaton Vance Georgia Municipal Income Fund’s Class A shares at NAV returned –0.02%, underperforming the 0.49% return of the Index. Detractors from performance versus the Index included an overweight, relative to the Index, in prerefunded, or escrowed bonds; an underweight in zero-coupon bonds; and security selection in state and local general obligation (GO) bonds. Contributors to performance versus the Index included security selection in insured and uninsured Puerto Rico bonds, as noted earlier; security selection and an overweight in the health care sector; and the Fund’s hedging strategy.

Eaton Vance Maryland Municipal Income Fund’s Class A shares at NAV returned –0.02%, underperforming the 0.49% return of the Index. An overweight in prerefunded bonds, security selection in local GO bonds, and security selection in the leasing sector all detracted from performance versus the Index during the period. In contrast, an overweight in bonds with 17–22 years remaining to maturity, security selection and an overweight in the health care sector, and security selection and an overweight in bonds rated BBB and below contributed to relative performance versus the Index.

Eaton Vance Missouri Municipal Income Fund’s Class A shares at NAV returned 0.88%, outperforming the 0.49% return of the Index. Contributors to performance relative to the Index included security selection in insured and uninsured Puerto Rico bonds, the Fund’s hedging strategy, and an overweight in the health care sector. Detractors from performance versus the Index included an overweight in prerefunded bonds; security selection in the industrial development revenue sector, which was the best performing sector in the Index during the period; and security selection in the leasing sector.

Eaton Vance North Carolina Municipal Income Fund’s Class A shares at NAV returned –0.25%, underperforming the 0.49% return of the Index. Detractors from results versus the index included an overweight in prerefunded bonds, security selection in the health care sector, and security selection in zero-coupon bonds. In contrast, performance versus the Index was helped by security selection in insured Puerto Rico bonds, security selection in bonds rated BBB and below, and security selection in bonds with less than one year remaining to maturity.

Eaton Vance Oregon Municipal Income Fund’s Class A shares at NAV returned 0.42%, underperforming the 0.49% return of the Index. Detractors from performance relative to the Index included an overweight in prerefunded bonds, security selection in zero-coupon bonds, and an overweight and security selection in local GO bonds. Performance versus the Index benefited from security selection in insured and uninsured Puerto Rico bonds, security selection and an overweight in the housing sector, and the Fund’s hedging strategy.

Eaton Vance South Carolina Municipal Income Fund’s Class A shares at NAV returned 0.38%, underperforming the 0.49% return of the Index. Security selection in local and state GO bonds, security selection in the leasing sector, and security selection in AAA-rated bonds all detracted from results relative to the Index. In contrast, contributors to performance versus the Index included security selection in insured Puerto Rico bonds, bonds in the Fund’s portfolio that were prerefunded during the period, and security selection and an overweight in the health care sector.

Eaton Vance Virginia Municipal Income Fund’s Class A shares at NAV returned –0.21%, underperforming the 0.49% return of the Index. Detractors from relative results versus the Index included an overweight in prerefunded bonds, security selection in the education sector, and security selection in AA-rated bonds. Contributors to performance relative to the Index included security selection in insured and uninsured Puerto Rico bonds, an overweight in the health care sector, and an overweight in bonds rated BBB and below.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Georgia Municipal Income Fund

August 31, 2018

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	12/23/1991	–0.02%	4.19%	3.46%
Class A with 4.75% Maximum Sales Charge	—	—	–4.77	3.18	2.95
Class C at NAV	04/25/2006	12/23/1991	–0.79	3.43	2.69
Class C with 1% Maximum Sales Charge	—	—	–1.76	3.43	2.69
Class I at NAV	03/03/2008	12/23/1991	0.31	4.42	3.68
Bloomberg Barclays Municipal Bond Index	—	—	0.49%	4.11%	4.32%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	1.32	5.60	5.31

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.70%	1.45%	0.50%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.81%	2.05%	3.01%
Taxable-Equivalent Distribution Rate			5.05	3.68	5.41
SEC 30-day Yield			1.85	1.20	2.14
Taxable-Equivalent SEC 30-day Yield			3.33	2.16	3.85

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2008	$13,044	N.A.
Class I	$250,000	08/31/2008	$358,775	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Georgia Municipal Income Fund

August 31, 2018

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Maryland Municipal Income Fund

August 31, 2018

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/10/1993	02/03/1992	–0.02%	3.48%	3.58%
Class A with 4.75% Maximum Sales Charge	—	—	–4.71	2.48	3.08
Class C at NAV	05/02/2006	02/03/1992	–0.73	2.72	2.81
Class C with 1% Maximum Sales Charge	—	—	–1.71	2.72	2.81
Class I at NAV	03/03/2008	02/03/1992	0.19	3.68	3.81
Bloomberg Barclays Municipal Bond Index	—	—	0.49%	4.11%	4.32%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	1.32	5.60	5.31

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.76%	1.51%	0.56%
Net			0.73	1.48	0.53

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.87%	2.10%	3.07%
Taxable-Equivalent Distribution Rate			5.14	3.76	5.50
SEC 30-day Yield			1.98	1.33	2.27
Taxable-Equivalent SEC 30-day Yield			3.54	2.38	4.08

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2008	$13,197	N.A.
Class I	$250,000	08/31/2008	$363,388	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Maryland Municipal Income Fund

August 31, 2018

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Missouri Municipal Income Fund

August 31, 2018

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	05/01/1992	0.88%	4.53%	3.74%
Class A with 4.75% Maximum Sales Charge	—	—	–3.88	3.53	3.24
Class C at NAV	02/16/2006	05/01/1992	0.06	3.73	2.96
Class C with 1% Maximum Sales Charge	—	—	–0.91	3.73	2.96
Class I at NAV	08/03/2010	05/01/1992	0.97	4.72	3.92
Bloomberg Barclays Municipal Bond Index	—	—	0.49%	4.11%	4.32%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	1.32	5.60	5.31

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.73%	1.48%	0.53%
Net			0.71	1.46	0.51

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.19%	2.43%	3.40%
Taxable-Equivalent Distribution Rate			5.73	4.37	6.11
SEC 30-day Yield			1.98	1.34	2.28
Taxable-Equivalent SEC 30-day Yield			3.56	2.40	4.10

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2008	$13,392	N.A.
Class I	$250,000	08/31/2008	$367,340	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Missouri Municipal Income Fund

August 31, 2018

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2018

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	10/23/1991	–0.25%	4.63%	4.06%
Class A with 4.75% Maximum Sales Charge	—	—	–4.95	3.61	3.56
Class C at NAV	05/02/2006	10/23/1991	–0.97	3.86	3.30
Class C with 1% Maximum Sales Charge	—	—	–1.94	3.86	3.30
Class I at NAV	03/03/2008	10/23/1991	0.06	4.86	4.29
Bloomberg Barclays Municipal Bond Index	—	—	0.49%	4.11%	4.32%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	1.32	5.60	5.31

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.80%	1.55%	0.60%
Net			0.71	1.46	0.51

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.06%	2.29%	3.26%
Taxable-Equivalent Distribution Rate			5.47	4.09	5.83
SEC 30-day Yield			1.84	1.19	2.13
Taxable-Equivalent SEC 30-day Yield			3.30	2.13	3.82

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					3.06%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2008	$13,836	N.A.
Class I	$250,000	08/31/2008	$380,602	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2018

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Oregon Municipal Income Fund

August 31, 2018

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/28/1993	12/24/1991	0.42%	4.78%	3.96%
Class A with 4.75% Maximum Sales Charge	—	—	–4.30	3.78	3.46
Class C at NAV	03/02/2006	12/24/1991	–0.27	4.02	3.19
Class C with 1% Maximum Sales Charge	—	—	–1.24	4.02	3.19
Class I at NAV	08/03/2010	12/24/1991	0.74	4.99	4.12
Bloomberg Barclays Municipal Bond Index	—	—	0.49%	4.11%	4.32%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	1.32	5.60	5.31

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.78%	1.53%	0.58%
Net			0.70	1.45	0.50

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.45%	2.68%	3.65%
Taxable-Equivalent Distribution Rate			6.47	5.02	6.84
SEC 30-day Yield			2.18	1.54	2.48
Taxable-Equivalent SEC 30-day Yield			4.08	2.88	4.66

% Total Leverage[6]
RIB Financing					5.76%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2008	$13,689	N.A.
Class I	$250,000	08/31/2008	$374,443	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

12

Eaton Vance

Oregon Municipal Income Fund

August 31, 2018

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

13

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2018

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	02/14/1994	10/02/1992	0.38%	4.89%	4.00%
Class A with 4.75% Maximum Sales Charge	—	—	–4.44	3.88	3.50
Class C at NAV	01/12/2006	10/02/1992	–0.32	4.11	3.24
Class C with 1% Maximum Sales Charge	—	—	–1.29	4.11	3.24
Class I at NAV	03/03/2008	10/02/1992	0.58	5.09	4.22
Bloomberg Barclays Municipal Bond Index	—	—	0.49%	4.11%	4.32%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	1.32	5.60	5.31

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.78%	1.53%	0.58%
Net			0.69	1.44	0.49

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.11%	2.35%	3.32%
Taxable-Equivalent Distribution Rate			5.65	4.27	6.03
SEC 30-day Yield			1.80	1.15	2.09
Taxable-Equivalent SEC 30-day Yield			3.27	2.08	3.80

% Total Leverage[6]
RIB Financing					6.63%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2008	$13,757	N.A.
Class I	$250,000	08/31/2008	$378,033	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

14

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2018

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

15

Eaton Vance

Virginia Municipal Income Fund

August 31, 2018

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/17/1993	07/26/1991	–0.21%	3.56%	2.94%
Class A with 4.75% Maximum Sales Charge	—	—	–4.96	2.55	2.44
Class C at NAV	02/08/2006	07/26/1991	–0.95	2.81	2.17
Class C with 1% Maximum Sales Charge	—	—	–1.91	2.81	2.17
Class I at NAV	03/03/2008	07/26/1991	0.03	3.77	3.15
Bloomberg Barclays Municipal Bond Index	—	—	0.49%	4.11%	4.32%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	1.32	5.60	5.31

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.76%	1.51%	0.56%
Net			0.70	1.45	0.50

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.51%	2.74%	3.71%
Taxable-Equivalent Distribution Rate			6.29	4.91	6.65
SEC 30-day Yield			1.99	1.34	2.28
Taxable-Equivalent SEC 30-day Yield			3.56	2.40	4.09

% Total Leverage[6]
RIB Financing					4.81%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2008	$12,392	N.A.
Class I	$250,000	08/31/2008	$340,955	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

16

Eaton Vance

Virginia Municipal Income Fund

August 31, 2018

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

17

Eaton Vance

Municipal Income Funds

August 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I for the Eaton Vance Missouri Municipal Income Fund and Eaton Vance Oregon Municipal Income Fund is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

18

Eaton Vance

Municipal Income Funds

August 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 – August 31, 2018).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (3/1/18)	Ending Account Value (8/31/18)	Expenses Paid During Period* (3/1/18 – 8/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,017.20	$3.41	0.67%
Class C	$1,000.00	$1,013.20	$7.21	1.42%
Class I	$1,000.00	$1,018.20	$2.39	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.41	0.67%
Class C	$1,000.00	$1,018.00	$7.22	1.42%
Class I	$1,000.00	$1,022.80	$2.40	0.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2018.

19

Eaton Vance

Municipal Income Funds

August 31, 2018

Fund Expenses — continued

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (3/1/18)	Ending Account Value (8/31/18)	Expenses Paid During Period* (3/1/18 – 8/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,013.10	$3.75	0.74%
Class C	$1,000.00	$1,010.50	$7.55	1.49%
Class I	$1,000.00	$1,014.10	$2.74	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.77	0.74%
Class C	$1,000.00	$1,017.70	$7.58	1.49%
Class I	$1,000.00	$1,022.50	$2.75	0.54%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2018.

Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (3/1/18)	Ending Account Value (8/31/18)	Expenses Paid During Period* (3/1/18 – 8/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,020.70	$3.46	0.68%
Class C	$1,000.00	$1,016.40	$7.32	1.44%
Class I	$1,000.00	$1,021.70	$2.45	0.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.47	0.68%
Class C	$1,000.00	$1,017.90	$7.32	1.44%
Class I	$1,000.00	$1,022.80	$2.45	0.48%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2018.

20

Eaton Vance

Municipal Income Funds

August 31, 2018

Fund Expenses — continued

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (3/1/18)	Ending Account Value (8/31/18)	Expenses Paid During Period* (3/1/18 – 8/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,013.20	$3.91	0.77%
Class C	$1,000.00	$1,009.60	$7.70	1.52%
Class I	$1,000.00	$1,015.40	$2.90	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.92	0.77%
Class C	$1,000.00	$1,017.50	$7.73	1.52%
Class I	$1,000.00	$1,022.30	$2.91	0.57%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2018.

Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (3/1/18)	Ending Account Value (8/31/18)	Expenses Paid During Period* (3/1/18 – 8/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,020.30	$4.18	0.82%
Class C	$1,000.00	$1,017.30	$7.98	1.57%
Class I	$1,000.00	$1,022.50	$3.16	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.18	0.82%
Class C	$1,000.00	$1,017.30	$7.98	1.57%
Class I	$1,000.00	$1,022.10	$3.16	0.62%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2018.

21

Eaton Vance

Municipal Income Funds

August 31, 2018

Fund Expenses — continued

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (3/1/18)	Ending Account Value (8/31/18)	Expenses Paid During Period* (3/1/18 – 8/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,021.40	$4.18	0.82%
Class C	$1,000.00	$1,018.30	$7.99	1.57%
Class I	$1,000.00	$1,022.40	$3.16	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.18	0.82%
Class C	$1,000.00	$1,017.30	$7.98	1.57%
Class I	$1,000.00	$1,022.10	$3.16	0.62%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2018.

Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (3/1/18)	Ending Account Value (8/31/18)	Expenses Paid During Period* (3/1/18 – 8/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,019.70	$4.07	0.80%
Class C	$1,000.00	$1,015.60	$7.87	1.55%
Class I	$1,000.00	$1,020.70	$3.06	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$4.08	0.80%
Class C	$1,000.00	$1,017.40	$7.88	1.55%
Class I	$1,000.00	$1,022.20	$3.06	0.60%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2018.

22

Eaton Vance

Georgia Municipal Income Fund

August 31, 2018

Portfolio of Investments

Tax-Exempt Investments — 97.0%
Security	Principal Amount (000’s omitted)	Value

Education — 2.9%
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/31	$245	$286,785
Unified Government of Athens-Clarke County Development Authority, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,700	1,955,850
		$2,242,635

Electric Utilities — 1.3%
Burke County Development Authority, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,000	$998,260
		$998,260

Escrowed / Prerefunded — 12.0%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$970,256
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), Prerefunded to 11/1/21, 5.00%, 11/1/30	750	821,108
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), Prerefunded to 5/1/22, 5.00%, 11/1/30	750	831,435
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), Prerefunded to 2/15/20, 5.00%, 2/15/33	1,335	1,395,622
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	205	214,764
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	220	230,815
Jefferson City School District, Prerefunded to 2/1/21, 5.25%, 2/1/33	1,500	1,621,635
Lincoln County School District, Prerefunded to 4/1/19, 5.50%, 4/1/37	1,000	1,022,460
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), Prerefunded to 8/1/19, 5.00%, 8/1/35	1,000	1,029,330
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,000	1,012,750
		$9,150,175

General Obligations — 19.8%
Bryan County School District, 4.00%, 8/1/33	$500	$532,050
Bryan County School District, 4.00%, 8/1/34	435	460,374
Cherokee County School System, 5.00%, 2/1/29	1,000	1,150,300
Columbia County, 5.00%, 4/1/23	450	509,962
Columbia County, 5.00%, 1/1/28	1,000	1,193,380

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
DeKalb County, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	$1,000	$1,183,430
Downtown Savannah Authority, 4.00%, 8/1/25	2,495	2,764,360
Forsyth County, Prerefunded to 3/1/25, 5.00%, 3/1/28	1,000	1,167,790
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/31	290	309,520
Forsyth County School District, 5.00%, 2/1/32	1,000	1,193,560
Fulton County, 5.00%, 7/1/31	1,000	1,176,010
Georgia, 2.00%, 8/1/27	315	302,491
Georgia, 5.00%, 2/1/28	1,500	1,737,975
Valdosta School System, 5.00%, 2/1/28	1,000	1,164,360
Worth County School District, 5.00%, 12/1/37	235	269,717
		$15,115,279

Hospital — 14.0%
Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 5.00%, 7/1/29	$500	$576,775
Cedartown Polk County Hospital Authority, (Polk Medical Center), 5.00%, 7/1/39	850	917,226
Dalton-Whitfield County Joint Development Authority, (Hamilton Health Care System), 4.00%, 8/15/34	400	416,616
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	1,000	1,058,700
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,036,690
Fulton County Development Authority, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,698,780
Fulton County Development Authority, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,389,750
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/37	1,000	1,109,600
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	730,522
Richmond County Hospital Authority, (University Health Services, Inc.), 5.00%, 1/1/31	1,000	1,134,010
Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	563,850
		$10,632,519

Industrial Development Revenue — 3.1%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,329,240
		$2,329,240

23	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

August 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 1.6%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,188,101
		$1,188,101

Insured – Electric Utilities — 5.6%
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$1,097,480
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,178,881
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	1,062,487
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	590,579
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	321,219
		$4,250,646

Insured – Escrowed / Prerefunded — 3.8%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), Prerefunded to 4/1/20, 5.50%, 4/1/37	$1,750	$1,851,027
Georgia Municipal Association, Inc., Certificates of Participation, (Riverdale), (AGC), Prerefunded to 5/1/19, 5.375%, 5/1/32	1,000	1,024,430
		$2,875,457

Insured – General Obligations — 1.8%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,336,985
		$1,336,985

Insured – Lease Revenue / Certificates of Participation — 2.9%
East Point Building Authority, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$787,088
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,326	1,394,554
		$2,181,642

Insured – Special Tax Revenue — 1.0%
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), Escrowed to Maturity, 6.25%, 7/1/20	$165	$173,831
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	611,245
		$785,076

Insured – Water and Sewer — 3.9%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$523,390
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,883,546

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Henry County Water and Sewerage Authority, (NPFG), 5.25%, 2/1/25	$500	$588,680
		$2,995,616

Lease Revenue / Certificates of Participation — 2.3%
Atlanta & Fulton County Recreation Authority, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$1,155,930
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	568,470
		$1,724,400

Other Revenue — 2.6%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$827,970
Sandy Springs Public Facilities Authority, (City Center Project), 5.00%, 5/1/35	1,000	1,149,130
		$1,977,100

Senior Living / Life Care — 1.3%
Gainesville and Hall County Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$555,260
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	445	476,475
		$1,031,735

Special Tax Revenue — 3.2%
Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$858,307
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/33	415	431,065
Unified Government of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,185,484
		$2,474,856

Transportation — 3.8%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,125,950
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	779,498
Georgia State Road and Tollway Authority, 5.00%, 6/1/29	835	982,152
		$2,887,600

Water and Sewer — 10.1%
Atlanta, Water and Wastewater Revenue, 5.00%, 11/1/29	$1,000	$1,195,290
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	1,000	1,145,760

24	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

August 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Cobb County-Marietta Water Authority, 5.00%, 11/1/28	$375	$437,400
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/33	500	563,000
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/36	250	284,697
Forsyth County Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,260,677
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,659,810
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,151,640
		$7,698,274

Total Tax-Exempt Investments — 97.0% (identified cost $71,186,610)		$73,875,596

Other Assets, Less Liabilities — 3.0%		$2,313,312

Net Assets — 100.0%		$76,188,908

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2018, 21.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 9.2% of total investments.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

25	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2018

Portfolio of Investments

Tax-Exempt Investments — 98.2%
Security	Principal Amount (000’s omitted)	Value

Education — 7.3%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,082,200
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	900	988,056
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	1,028,730
University System of Maryland, 4.00%, 4/1/34	1,000	1,064,180
		$4,163,166

Electric Utilities — 0.9%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 2.55% to 6/1/20 (Put Date), 12/1/25	$500	$500,075
		$500,075

Escrowed / Prerefunded — 14.0%
Baltimore, Prerefunded to 10/15/22, 5.00%, 10/15/27	$150	$168,050
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), Prerefunded to 7/1/19, 5.00%, 7/1/32	1,000	1,026,890
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	514,439
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,000	2,110,760
University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,540,225
Washington Metropolitan Area Transit Authority, Prerefunded to 7/1/19, 5.00%, 7/1/32	2,500	2,569,100
		$7,929,464

General Obligations — 19.1%
Anne Arundel County, 5.00%, 10/1/36	$1,000	$1,166,440
Anne Arundel County, 5.00%, 10/1/39	680	779,994
Baltimore, 4.00%, 10/15/25	1,350	1,433,511
Frederick County, 5.00%, 8/1/24	1,000	1,157,250
Frederick County, 5.00%, 8/1/31	675	838,208
Harford County, 5.00%, 9/15/23	1,000	1,140,760
Maryland, 5.00%, 11/1/19	2,000	2,077,040
Maryland, Prerefunded to 8/1/22, 5.00%, 8/1/24	1,000	1,112,550
Montgomery County, 5.00%, 11/1/29	1,000	1,150,400
		$10,856,153

Security	Principal Amount (000’s omitted)	Value

Hospital — 14.2%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$1,134,070
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,098,610
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), 5.00%, 7/1/47	750	829,612
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,061,640
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/39	1,000	1,093,770
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,130,420
Montgomery County, (Trinity Health Corp.), 5.00%, 12/1/45	1,500	1,682,625
		$8,030,747

Housing — 3.8%
Howard County Housing Commission, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$1,120,840
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,053,140
		$2,173,980

Industrial Development Revenue — 1.2%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(1)	$665	$667,301
		$667,301

Insured – Education — 1.0%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$520	$546,452
		$546,452

Insured – Escrowed / Prerefunded — 6.0%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,960	$3,384,612
		$3,384,612

Insured – Hospital — 6.3%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,595,322
		$3,595,322

26	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Housing — 0.2%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/35	$75	$84,790
		$84,790

Insured – Water and Sewer — 2.0%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$470	$503,896
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	600	630,588
		$1,134,484

Other Revenue — 3.8%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,179,340
		$2,179,340

Senior Living / Life Care — 5.3%
Howard County, (Vantage House), 5.00%, 4/1/26	$1,285	$1,362,306
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	555,555
Rockville, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,085,590
		$3,003,451

Special Tax Revenue — 2.2%
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	$1,000	$1,019,050
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	254,633
		$1,273,683

Transportation — 8.8%
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	$1,000	$1,083,420
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	563,620
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	1,084,150
Maryland Transportation Authority, 4.00%, 7/1/27	1,000	1,056,570
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/31	1,000	1,173,440
		$4,961,200

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.1%
Washington Suburban Sanitary District, 5.00%, 6/15/30	$1,000	$1,189,830
		$1,189,830

Total Tax-Exempt Investments — 98.2% (identified cost $54,389,908)		$55,674,050

Other Assets, Less Liabilities — 1.8%		$1,038,105

Net Assets — 100.0%		$56,712,155

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2018, 15.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 12.5% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2018, the aggregate value of these securities is $667,301 or 1.2% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

27	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2018

Portfolio of Investments

Tax-Exempt Investments — 99.1%
Security	Principal Amount (000’s omitted)	Value

Education — 6.3%
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	$1,000	$1,107,820
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: JPMorgan Chase Bank, N.A.), 1.41%, 3/1/40(1)	1,500	1,500,000
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: U.S. Bank, N.A.), 1.52%, 3/1/40(1)	400	400,000
University of Missouri, 5.00%, 11/1/25	1,000	1,156,600
		$4,164,420

Electric Utilities — 3.4%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,106,480
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,124,410
		$2,230,890

Escrowed / Prerefunded — 5.5%
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$270	$282,860
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	309,502
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), Prerefunded to 1/1/21, 5.00%, 7/1/30	970	1,041,644
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), Prerefunded to 5/15/19, 5.625%, 5/15/39	830	852,900
Wentzville R-IV School District, Prerefunded to 3/1/19, 0.00%, 3/1/28	1,975	1,135,507
		$3,622,413

General Obligations — 25.4%
Cape Girardeau County Reorganized School District R-II, 5.00%, 3/1/38	$750	$867,037
Columbia School District, 5.00%, 3/1/31	1,000	1,072,480
Fort Zumwalt School District, 5.00%, 3/1/36	1,000	1,150,520
Greene County Reorganized School District No. 2, 5.00%, 3/1/38	875	994,052
Hazelwood School District, 5.00%, 3/1/27	1,000	1,185,110
Independence School District, 5.00%, 3/1/30	1,000	1,046,350
Independence School District, 5.50%, 3/1/34	1,000	1,202,740
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	205	214,502

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	$795	$832,206
Jefferson City School District, 5.00%, 3/1/36	1,000	1,134,690
Jefferson City School District, 5.00%, 3/1/38	500	572,840
Joplin Schools, 5.00%, 3/1/30	1,000	1,170,960
Kansas City, 5.00%, 2/1/32	450	528,507
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,110,140
Springfield School District No. R-12, 5.00%, 3/1/33	1,000	1,110,920
University City School District, 0.00%, 2/15/32	1,000	639,760
University City School District, 0.00%, 2/15/33	1,000	613,610
Wentzville R-IV School District, 0.00%, 3/1/27	805	628,158
Wentzville R-IV School District, 0.00%, 3/1/28	1,025	588,227
		$16,662,809

Hospital — 14.6%
Boone County, (Boone Hospital Center), 4.00%, 8/1/38	$1,000	$948,560
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	1,000	1,063,630
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,045,620
Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,106,480
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 4.00%, 5/15/42	1,000	1,013,910
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	170	174,750
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,070,380
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	1,000	1,117,840
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/33	1,480	1,529,476
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	521,185
		$9,591,831

Housing — 1.9%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.75%, 11/1/43	$1,000	$999,960
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	65	65,937
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	200	203,660
		$1,269,557

28	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 2.8%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$1,808,915
		$1,808,915

Insured – Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$1,029,962
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	300,658
		$1,330,620

Insured – Escrowed / Prerefunded — 5.3%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$3,454,765
		$3,454,765

Insured – General Obligations — 1.6%
Francis Howell R-III School District, Saint Charles County, (NPFG), 5.25%, 3/1/21	$1,000	$1,085,130
		$1,085,130

Insured – Hospital — 3.3%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$2,142,788
		$2,142,788

Insured – Lease Revenue / Certificates of Participation — 6.2%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$944,850
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,170	1,706,770
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,413,402
		$4,065,022

Insured – Special Tax Revenue — 5.7%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$2,860,924
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,725	893,814
		$3,754,738

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 3.7%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$960	$1,155,590
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,251,770
		$2,407,360

Senior Living / Life Care — 4.1%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$530,100
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/35	1,000	1,081,490
Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/37	500	544,135
Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	524,715
		$2,680,440

Water and Sewer — 7.3%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,100	$1,112,782
Kansas City, Water Revenue, 5.25%, 12/1/32	1,165	1,175,287
Metropolitan St. Louis Sewer District, 5.00%, 5/1/27	1,000	1,105,590
Metropolitan St. Louis Sewer District, 5.00%, 5/1/30	1,000	1,096,700
Metropolitan St. Louis Sewer District, 5.00%, 5/1/36	250	290,130
		$4,780,489

Total Tax-Exempt Investments — 99.1% (identified cost $62,037,596)		$65,052,187

Other Assets, Less Liabilities — 0.9%		$603,603

Net Assets — 100.0%		$65,655,790

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2018, 28.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 15.6% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2018.

29	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2018

Portfolio of Investments — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	19	Short	Dec-18	$(2,285,047)	$(2,114)
U.S. Long Treasury Bond	6	Short	Dec-18	(865,312)	(2,187)

					$(4,301)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
SPA	–	Standby Bond Purchase Agreement

30	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2018

Portfolio of Investments

Tax-Exempt Investments — 101.4%
Security	Principal Amount (000’s omitted)	Value

Education — 7.9%
Appalachian State University, 5.00%, 10/1/26	$225	$263,412
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	365	401,204
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/44	2,000	2,287,920
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,267,486
University of North Carolina at Charlotte, 4.00%, 10/1/34	770	815,045
University of North Carolina at Charlotte, Prerefunded to 4/1/22, 5.00%, 4/1/32	1,250	1,380,925
University of North Carolina at Greensboro, 4.00%, 4/1/36	1,000	1,051,160
University of North Carolina at Greensboro, 5.00%, 4/1/26	660	751,945
Western Carolina University, 5.00%, 10/1/36	1,000	1,158,100
		$9,377,197

Electric Utilities — 3.6%
North Carolina Eastern Municipal Power Agency, Prerefunded to 1/1/19, 6.75%, 1/1/24	$2,000	$2,033,620
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	355	358,600
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/31	885	959,207
North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/19, 5.00%, 1/1/30	875	884,809
		$4,236,236

Escrowed / Prerefunded — 17.6%
Durham County Certificates of Participation, Prerefunded to 6/1/19, 5.00%, 6/1/31	$1,000	$1,024,850
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	5,000	5,098,700
North Carolina Capital Facilities Finance Agency, (Wake Forest University), Prerefunded to 1/1/19, 5.00%, 1/1/38	2,450	2,477,465
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/42	2,295	2,352,880
North Carolina Medical Care Commission, (University Health Systems of Eastern Carolina), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,500	2,527,575
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30	1,000	1,083,130
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	1,000	1,058,190
University of North Carolina at Greensboro, Prerefunded to 4/1/22, 5.00%, 4/1/31	1,020	1,128,691
Wake County, Prerefunded to 6/1/19, 5.00%, 6/1/36	1,000	1,025,220

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/34	$1,000	$1,025,220
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/39	2,000	2,050,440
		$20,852,361

General Obligations — 5.1%
Forsyth County, 4.00%, 3/1/28	$735	$814,108
Greensboro, Series 2014, 5.00%, 2/1/27	650	742,267
Greensboro, Series 2016, 5.00%, 2/1/27	1,000	1,190,150
Pender County, 5.00%, 3/1/27	1,015	1,187,317
Winston-Salem, 4.00%, 6/1/29	1,925	2,111,340
		$6,045,182

Hospital — 16.2%
New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/30	$250	$289,450
New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/34	1,000	1,140,740
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	2,000	2,152,220
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/42	1,250	1,358,513
North Carolina Medical Care Commission, (Mission Health System, Inc.), 5.00%, 10/1/33	1,650	1,713,327
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,273,414
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.75%, 11/1/43	1,000	1,044,970
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/30	910	953,243
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	1,000	1,120,550
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,781,683
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,246,220
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,199,740
		$19,274,070

Industrial Development Revenue — 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$795,195
		$795,195

31	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 0.0%(2)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$35,079
		$35,079

Insured – Electric Utilities — 2.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,740	$1,868,377
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	642,438
		$2,510,815

Insured – Escrowed / Prerefunded — 2.6%
Monroe, Certificates of Participation, (AGC), Prerefunded to 3/1/19, 5.50%, 3/1/39	$1,000	$1,019,360
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.375%, 1/1/26	1,000	1,012,250
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	120	120,309
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	360	360,925
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	535	536,375
		$3,049,219

Insured – General Obligations — 0.2%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$297,788
		$297,788

Insured – Special Tax Revenue — 0.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$613,013
		$613,013

Insured – Transportation — 4.0%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$3,476,980
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,040	1,251,890
		$4,728,870

Lease Revenue / Certificates of Participation — 21.2%
Buncombe County, 5.00%, 6/1/29	$750	$852,645
Buncombe County, 5.00%, 6/1/31	1,000	1,132,270
Burke County Limited Obligation Bonds, 5.00%, 4/1/27	250	296,257
Cabarrus County Limited Obligation Bonds, 5.00%, 6/1/28	1,600	1,890,160
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/29	1,000	1,160,250

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/30	$1,000	$1,155,800
Cabarrus County Limited Obligation Bonds, 5.00%, 6/1/30	1,300	1,522,482
Chatham County Limited Obligation Bonds, 5.00%, 11/1/32	1,500	1,792,815
Davidson County Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,321,731
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,866,039
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,106,790
Mecklenburg County Public Facilities Corp., 5.00%, 2/1/28	1,400	1,690,402
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,080,180
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,885,310
North Carolina Limited Obligation Bonds, 5.00%, 5/1/29	1,000	1,184,910
Orange County Public Facilities Co., 4.00%, 10/1/31	400	429,912
Scotland County Limited Obligation Bonds, 5.00%, 12/1/29	500	585,870
Scotland County Limited Obligation Bonds, 5.00%, 12/1/31	130	151,294
Scotland County Limited Obligation Bonds, 5.00%, 12/1/33	250	289,418
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,090,160
Wayne County Limited Obligation Bonds, 5.00%, 6/1/27	250	297,055
Wayne County Limited Obligation Bonds, 5.00%, 6/1/28	500	588,970
Winston-Salem, 5.00%, 6/1/27	750	854,797
		$25,225,517

Other Revenue — 2.0%
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,134,850
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,191,223
		$2,326,073

Senior Living / Life Care — 2.8%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$2,259,600
North Carolina Medical Care Commission, (United Church Homes and Services), 5.00%, 9/1/46	1,000	1,044,840
		$3,304,440

Solid Waste — 0.9%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,069,600
		$1,069,600

32	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 5.5%
Charlotte Airport, 5.50%, 7/1/34	$535	$570,513
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,603,635
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,058,030
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,038,150
Raleigh-Durham Airport Authority, (AMT), 5.00%, 5/1/36	2,000	2,266,980
		$6,537,308

Water and Sewer — 8.5%
Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$852,750
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	305	350,521
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	616,162
Cape Fear Public Utility Authority, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,601,930
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	808,488
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,026,140
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,750	1,847,965
Greensboro, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,153,970
Jacksonville, Enterprise Systems Revenue, 5.00%, 5/1/26	625	732,756
Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,127,270
		$10,117,952

Total Tax-Exempt Investments — 101.4% (identified cost $116,589,480)		$120,395,915

Corporate Bonds & Notes — 0.5%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.5%
Harnett Health System, Inc., 6.50% to 4/1/20 (Put Date), 4/1/32	$590	$589,762

Total Corporate Bonds & Notes — 0.5% (identified cost $590,000)		$589,762

Total Investments — 101.9% (identified cost $117,179,480)		$120,985,677

Other Assets, Less Liabilities — (1.9)%		$(2,312,293)

Net Assets — 100.0%		$118,673,384

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2018, 9.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 6.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Amount is less than 0.05%.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

33	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2018

Portfolio of Investments

Tax-Exempt Investments — 104.9%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.7%
Oregon, Bond Bank Revenue, 5.00%, 1/1/32	$955	$1,094,544
Oregon, Bond Bank Revenue, 5.00%, 1/1/33	610	696,962
		$1,791,506

Education — 6.6%
Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$554,810
Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,072,290
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,199,880
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,038,440
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	574,665
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	570,435
Oregon Facilities Authority, (Willamette University), 5.00%, 10/1/40	1,000	1,128,650
		$7,139,170

Electric Utilities — 3.4%
Eugene, Electric Utility System Revenue, 5.00%, 8/1/47	$2,000	$2,287,000
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	1,250	1,330,975
		$3,617,975

Escrowed / Prerefunded — 8.5%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), Prerefunded to 1/1/19, 8.25%, 1/1/38	$2,500	$2,552,950
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 4.75%, 7/1/32	250	263,620
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.00%, 7/1/29	250	264,735
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.125%, 7/1/41	1,630	1,729,707
Oregon Health and Science University, Prerefunded to 7/1/19, 5.75%, 7/1/39	2,000	2,066,640
Tri-County Metropolitan Transportation District, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,233,000
		$9,110,652

General Obligations — 33.9%
Central School District No. 13J, Polk, Marion and Benton Counties, 0.00%, 6/15/38	$750	$346,680
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,147,010

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Corvallis School District No. 509J, 5.00%, (0.00% until 6/15/20), 6/15/27	$1,280	$1,405,952
David Douglas School District No. 40, Multnomah County, 0.00%, 6/15/24	1,640	1,423,126
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, 6/15/25	525	612,397
Forest Grove School District No. 15, Washington County, 0.00%, 6/15/26	1,975	1,587,248
Gresham-Barlow School District No. 10Jt, 5.00%, 6/15/28	1,000	1,188,100
Klamath County School District, 5.00%, 6/15/29	1,155	1,295,298
Lake Oswego, 4.00%, 12/1/31	1,000	1,094,500
Lake Oswego, 5.00%, 6/1/33	2,450	2,739,468
Medford, 5.00%, 7/15/32	545	606,988
Metro, 4.00%, 6/1/31	1,465	1,598,227
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	2,848,650
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	1,155	1,157,553
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/24	1,220	1,401,499
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/28	1,000	1,141,780
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/28	1,000	741,660
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/30	700	473,879
Portland Community College District, 5.00%, 6/15/32	795	921,866
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,283,430
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	380	380,627
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,742,576
Redmond, 5.00%, 6/1/28	605	682,609
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/25	460	385,857
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,463,832
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/29	1,000	709,480
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/30	1,215	822,519
Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,050	747,327
Salem-Keizer School District No. 24J, 5.00%, 6/15/33	2,000	2,362,740
		$36,312,878

34	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 8.1%
Astoria Hospital Facilities Authority, (Columbia Memorial Hospital), 5.00%, 8/1/41	$310	$336,951
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,399,227
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	276,190
Oregon Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	3,834,058
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,677,555
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	1,000	1,127,140
		$8,651,121

Housing — 4.1%
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	$4,350	$4,461,621
		$4,461,621

Insured – Electric Utilities — 3.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,132,957
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,963,633
		$4,096,590

Insured – Escrowed / Prerefunded — 0.7%
Beaverton School District, (AGC), Prerefunded to 6/1/19, 5.125%, 6/1/36	$715	$733,583
		$733,583

Insured – General Obligations — 6.8%
Lebanon Community School District No. 9, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$4,959,520
Newport, (AGC), 0.00%, 6/1/28	1,000	743,970
Newport, (AGC), 0.00%, 6/1/29	1,225	872,028
West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	800	719,232
		$7,294,750

Insured – Hospital — 5.6%
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	$3,000	$3,197,460
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	3,070	2,785,994
		$5,983,454

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 2.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$6,100	$1,510,299
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	1,131,289
		$2,641,588

Other Revenue — 11.5%
Metro, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$345	$403,691
Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/27	2,570	2,975,675
Oregon Department of Administrative Services, Prerefunded to 4/1/19, 5.00%, 4/1/28(1)	8,740	8,911,479
		$12,290,845

Senior Living / Life Care — 1.2%
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$454,242
Multnomah County Hospital Facilities Authority, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	750	820,328
		$1,274,570

Special Tax Revenue — 1.6%
Tri-County Metropolitan Transportation District, Payroll Tax Revenue, 5.00%, 9/1/38	$1,500	$1,738,665
		$1,738,665

Transportation — 2.7%
Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/29	$1,155	$1,325,790
Redmond, Airport Revenue, 5.50%, 6/1/24	215	220,661
Redmond, Airport Revenue, 5.75%, 6/1/27	200	205,272
Redmond, Airport Revenue, 6.00%, 6/1/34	550	565,664
Redmond, Airport Revenue, 6.25%, 6/1/39	600	618,000
		$2,935,387

35	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.2%
Clackamas River Water, 5.00%, 11/1/29	$100	$114,053
Grants Pass, Wastewater Revenue, 4.00%, 12/1/36	1,160	1,221,330
Grants Pass, Wastewater Revenue, 4.00%, 12/1/37	1,000	1,050,430
		$2,385,813

Total Tax-Exempt Investments — 104.9% (identified cost $107,783,179)		$112,460,168

Other Assets, Less Liabilities — (4.9)%		$(5,283,752)

Net Assets — 100.0%		$107,176,416

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2018, 18.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 11.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

36	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2018

Portfolio of Investments

Tax-Exempt Investments — 103.8%
Security	Principal Amount (000’s omitted)	Value

Education — 9.0%
Clemson University, 5.00%, 5/1/26	$2,000	$2,366,220
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	2,865,243
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	654,348
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,281,860
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/45	2,000	2,246,380
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	669,714
		$11,083,765

Electric Utilities — 3.0%
Piedmont Municipal Power Agency, 5.00%, 1/1/24	$250	$283,088
Piedmont Municipal Power Agency, 5.00%, 1/1/25	1,000	1,145,950
South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,184,560
		$3,613,598

Escrowed / Prerefunded — 24.1%
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/30	$1,000	$1,073,860
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	3,000	3,221,580
Columbia Waterworks and Sewer Revenue, Prerefunded to 2/1/20, 5.00%, 2/1/40	3,500	3,659,705
Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/31	2,510	2,832,886
Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/33	2,750	3,103,760
Greenwood County, (Self Regional Healthcare), Prerefunded to 10/1/19, 5.375%, 10/1/39	3,835	3,982,801
South Carolina Jobs-Economic Development Authority, (Kershaw County Medical Center), Prerefunded to 9/15/18, 6.00%, 9/15/38	3,380	3,384,293
South Carolina Jobs-Economic Development Authority, (Palmetto Health), Prerefunded to 8/1/19, 5.75%, 8/1/39	3,420	3,544,830
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	4,355	4,408,784
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	155	156,914
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	205	207,614
		$29,577,027

Security	Principal Amount (000’s omitted)	Value

General Obligations — 14.5%
Aiken County Consolidated School District, 5.00%, 3/1/25	$2,020	$2,354,957
Anderson County School District No. 5, 5.00%, 3/1/30	2,000	2,302,680
Hilton Head Island, 4.00%, 3/1/23	605	656,703
Hilton Head Island, 4.00%, 3/1/25	565	625,822
Horry County School District, 5.00%, 3/1/24	1,500	1,720,215
Horry County School District, 5.00%, 3/1/25	1,500	1,738,905
Lexington County School District No. 1, 5.00%, 2/1/26	1,060	1,248,309
Richland County, (Richland Library), 5.00%, 3/1/25	1,540	1,802,462
Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	598,722
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	207,131
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	732,882
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	3,895,893
		$17,884,681

Hospital — 11.6%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,684,440
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,053,190
Greenville Health System, 5.00%, 5/1/31	1,500	1,659,870
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,113,231
Lexington County Health Services District, Inc., (Lexington Medical Center), 5.00%, 11/1/29	500	567,095
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,766,750
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,755,550
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	450	495,810
Spartanburg Regional Health Services District, Inc., 5.00%, 4/15/48	2,000	2,210,300
		$14,306,236

Industrial Development Revenue — 1.5%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$1,773,807
		$1,773,807

Insured – Electric Utilities — 5.8%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$971,114
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,165,483
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,455,205
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,550,227
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	1,017,194
		$7,159,223

37	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 7.8%
Greenwood Metropolitan District, Sewer System, (AGM), Prerefunded to 10/1/18, 5.00%, 10/1/30(1)	$7,500	$7,518,675
Lexington, Waterworks and Sewer Revenue, (AGC), Prerefunded to 1/15/20, 5.00%, 1/15/35	2,025	2,115,902
		$9,634,577

Insured – Lease Revenue / Certificates of Participation — 2.9%
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,057,790
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/23	1,000	1,113,170
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/24	1,280	1,440,115
		$3,611,075

Insured – Special Tax Revenue — 1.0%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	$4,075	$1,262,435
		$1,262,435

Insured – Transportation — 1.3%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,360	$1,637,087
		$1,637,087

Insured – Utilities — 3.4%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,192,620
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,467,420
Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	566,245
		$4,226,285

Lease Revenue / Certificates of Participation — 8.7%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,270,893
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	565,295
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,250,300
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(1)	3,875	4,359,956
Dorchester County School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,126,720
Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,127,770
		$10,700,934

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 0.9%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$1,105,790
		$1,105,790

Special Tax Revenue — 1.3%
Hilton Head Island, Beach Preservation Fee Pledge, 5.00%, 8/1/25	$400	$465,256
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,125,440
		$1,590,696

Student Loan — 1.0%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$1,160	$1,186,970
		$1,186,970

Transportation — 3.2%
South Carolina Ports Authority, Prerefunded to 7/1/20, 5.25%, 7/1/40	$3,725	$3,957,738
		$3,957,738

Water and Sewer — 2.8%
Charleston Waterworks and Sewer System Revenue, 5.00%, 1/1/29	$1,550	$1,843,322
Mount Pleasant Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,156,030
North Charleston Sewer District, 2.00%, 1/1/29	500	455,470
		$3,454,822

Total Tax-Exempt Investments — 103.8% (identified cost $122,967,885)		$127,766,746

Other Assets, Less Liabilities — (3.8)%		$(4,709,988)

Net Assets — 100.0%		$123,056,758

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2018, 21.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 7.2% of total investments.

38	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2018

Portfolio of Investments — continued

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.

39	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2018

Portfolio of Investments

Tax-Exempt Investments — 102.0%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.0%
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	$1,000	$1,073,340
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 5.25%, 11/1/33	895	900,173
		$1,973,513

Education — 2.3%
University of Virginia, 5.00%, 4/1/38	$1,320	$1,529,022
		$1,529,022

Electric Utilities — 2.3%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,504,125
		$1,504,125

Escrowed / Prerefunded — 23.9%
Alexandria Industrial Development Authority, (Episcopal High School), Prerefunded to 1/1/20, 5.00%, 1/1/40	$1,700	$1,771,859
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), Prerefunded to 5/15/19, 5.50%, 5/15/35	1,060	1,087,963
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), Prerefunded to 5/15/19, 5.50%, 5/15/35	1,940	1,991,856
Loudoun County, Prerefunded to 7/1/19, 5.00%, 7/1/27	1,820	1,870,305
Norfolk, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	852,742
Portsmouth, Prerefunded to 7/15/19, 4.75%, 7/15/25	500	513,405
Portsmouth, Prerefunded to 7/15/19, 5.25%, 7/15/25	390	401,946
Portsmouth, Prerefunded to 7/15/19, 5.25%, 7/15/25	285	293,855
Smyth County Industrial Development Authority, (Mountain States Health Alliance), Prerefunded to 7/1/20, 5.50%, 7/1/28	1,100	1,172,611
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,449,950
Virginia Resources Authority, Clean Water Revenue, Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,035,660
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	160	160,950
Washington County Industrial Development Authority, (Davenport & Co., LLC), Prerefunded to 8/1/20, 5.25%, 8/1/30	1,500	1,597,365
Washington Metropolitan Area Transit Authority, Prerefunded to 7/1/19, 5.00%, 7/1/32	1,500	1,541,460
		$15,741,927

Security	Principal Amount (000’s omitted)	Value

General Obligations — 14.8%
Alexandria, 5.00%, 7/1/28	$1,000	$1,201,180
Arlington County, 5.00%, 8/15/32	1,000	1,171,250
Culpeper, 5.00%, 8/1/25	1,350	1,576,786
Newport News, 5.00%, 8/1/28	1,000	1,181,450
Norfolk, 5.00%, 9/1/36	2,140	2,439,686
Virginia, 5.00%, 6/1/31	2,000	2,159,640
		$9,729,992

Hospital — 13.2%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)	$5,000	$5,505,400
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,127,940
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	645	710,661
Norfolk Economic Development Authority, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	750	895,680
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	499,325
		$8,739,006

Industrial Development Revenue — 0.1%
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)	$60	$61,887
		$61,887

Insured – Education — 3.9%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,571,346
		$2,571,346

Insured – Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,084,170
		$1,084,170

Insured – Hospital — 1.3%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$795	$843,432
		$843,432

Insured – Special Tax Revenue — 0.9%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$602,779
		$602,779

40	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 12.9%
Chesapeake Bay Bridge and Tunnel District, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$2,933,050
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,074,480
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,804,048
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	2,355	2,502,588
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	164,590
		$8,478,756

Lease Revenue / Certificates of Participation — 0.9%
Virginia Public Building Authority, (AMT), 5.00%, 8/1/26	$500	$581,750
		$581,750

Senior Living / Life Care — 5.1%
Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$155,049
Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	843,915
Hanover County Economic Development Authority, (Covenant Woods), 5.00%, 7/1/48	235	250,153
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	843,690
Virginia Beach Development Authority, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,290,863
		$3,383,670

Special Tax Revenue — 0.7%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$453,263
		$453,263

Transportation — 4.1%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,002,970
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	546,540
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/29	1,000	1,183,750
		$2,733,260

Water and Sewer — 11.0%
Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,192,305
Fairfax County, Sewer Revenue, 4.00%, 7/15/37	1,000	1,066,650
Henrico County, Water and Sewer System Revenue, 5.00%, 5/1/28	1,000	1,176,990

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Newport News, Water Revenue, 5.00%, 7/15/33	$1,000	$1,158,820
Virginia Beach, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,641,475
		$7,236,240

Total Tax-Exempt Investments — 102.0% (identified cost $64,959,946)		$67,248,138

Other Assets, Less Liabilities — (2.0)%		$(1,316,670)

Net Assets — 100.0%		$65,931,468

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2018, 20.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 15.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2018, the aggregate value of these securities is $61,887 or 0.1% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Statements of Assets and Liabilities

	August 31, 2018
Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investments —
Identified cost	$71,186,610	$54,389,908	$62,037,596	$117,179,480
Unrealized appreciation	2,688,986	1,284,142	3,014,591	3,806,197
Investments, at value	$73,875,596	$55,674,050	$65,052,187	$120,985,677
Cash	$1,820,330	$602,668	$50,206	$212,396
Deposits for derivatives collateral — financial futures contracts	—	—	33,750	—
Interest receivable	752,910	609,963	671,334	1,498,857
Receivable for Fund shares sold	12,286	13,101	29,749	177,415
Total assets	$76,461,122	$56,899,782	$65,837,226	$122,874,345

Liabilities
Payable for floating rate notes issued	$—	$—	$—	$3,750,000
Payable for variation margin on open financial futures contracts	—	—	1,438	—
Payable for Fund shares redeemed	129,106	60,582	69,860	222,001
Distributions payable	47,062	30,402	15,347	55,641
Payable to affiliates:
Investment adviser fee	19,221	12,546	16,111	34,434
Distribution and service fees	11,826	16,721	14,542	24,969
Interest expense and fees payable	—	—	—	32,508
Accrued expenses	64,999	67,376	64,138	81,408
Total liabilities	$272,214	$187,627	$181,436	$4,200,961
Net Assets	$76,188,908	$56,712,155	$65,655,790	$118,673,384

Sources of Net Assets
Paid-in capital	$79,986,532	$60,049,958	$65,075,590	$122,160,348
Accumulated undistributed (distributions in excess of) net investment income	(44,995)	(26,130)	91,424	190,808
Accumulated net realized loss	(6,441,615)	(4,595,815)	(2,521,514)	(7,483,969)
Net unrealized appreciation	2,688,986	1,284,142	3,010,290	3,806,197
Net Assets	$76,188,908	$56,712,155	$65,655,790	$118,673,384

Class A Shares
Net Assets	$36,835,073	$35,602,013	$46,928,332	$63,963,870
Shares Outstanding	4,400,118	4,104,797	5,064,812	7,258,327
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.37	$8.67	$9.27	$8.81
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.79	$9.10	$9.73	$9.25

Class C Shares
Net Assets	$6,868,816	$13,147,242	$8,111,504	$17,234,626
Shares Outstanding	767,247	1,389,627	792,978	1,818,196
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.95	$9.46	$10.23	$9.48

Class I Shares
Net Assets	$32,485,019	$7,962,900	$10,615,954	$37,474,888
Shares Outstanding	3,869,331	916,041	1,144,051	4,241,290
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.40	$8.69	$9.28	$8.84

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Statements of Assets and Liabilities — continued

	August 31, 2018
Assets	Oregon Fund	South Carolina Fund	Virginia Fund
Investments —
Identified cost	$107,783,179	$122,967,885	$64,959,946
Unrealized appreciation	4,676,989	4,798,861	2,288,192
Investments, at value	$112,460,168	$127,766,746	$67,248,138
Cash	$393,696	$2,636,393	$1,305,570
Interest receivable	1,214,661	1,753,489	674,348
Receivable for investments sold	—	—	275,000
Receivable for Fund shares sold	58,750	83,339	33,057
Total assets	$114,127,275	$132,239,967	$69,536,113

Liabilities
Payable for floating rate notes issued	$6,554,956	$8,735,735	$3,332,964
Payable for Fund shares redeemed	190,075	203,749	140,620
Distributions payable	26,106	43,281	35,782
Payable to affiliates:
Investment adviser fee	31,197	35,347	16,363
Distribution and service fees	20,972	30,971	12,137
Interest expense and fees payable	53,941	62,152	2,922
Accrued expenses	73,612	71,974	63,857
Total liabilities	$6,950,859	$9,183,209	$3,604,645
Net Assets	$107,176,416	$123,056,758	$65,931,468

Sources of Net Assets
Paid-in capital	$114,564,439	$125,570,931	$79,488,574
Accumulated undistributed net investment income	200,617	113,420	131,161
Accumulated net realized loss	(12,265,629)	(7,426,454)	(15,976,459)
Net unrealized appreciation	4,676,989	4,798,861	2,288,192
Net Assets	$107,176,416	$123,056,758	$65,931,468

Class A Shares
Net Assets	$73,750,428	$66,077,375	$48,335,325
Shares Outstanding	8,733,135	7,273,367	6,265,461
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.44	$9.08	$7.71
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.86	$9.53	$8.09

Class C Shares
Net Assets	$10,338,464	$24,055,231	$4,819,298
Shares Outstanding	1,118,085	2,495,900	564,020
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.25	$9.64	$8.54

Class I Shares
Net Assets	$23,087,524	$32,924,152	$12,776,845
Shares Outstanding	2,736,249	3,620,644	1,652,733
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.44	$9.09	$7.73

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Statements of Operations

	Year Ended August 31, 2018
Investment Income	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Interest	$2,775,491	$2,179,743	$2,614,204	$4,931,037
Total investment income	$2,775,491	$2,179,743	$2,614,204	$4,931,037

Expenses
Investment adviser fee	$230,260	$166,020	$188,584	$441,088
Distribution and service fees
Class A	75,339	75,515	93,539	140,273
Class B	1,288	788	508	1,254
Class C	67,849	135,167	80,988	170,752
Trustees’ fees and expenses	3,738	3,066	3,275	5,794
Custodian fee	31,367	28,734	29,325	42,913
Transfer and dividend disbursing agent fees Legal and accounting services	23,578 57,352	26,966 64,880	26,780 45,183	46,375 56,411
Printing and postage	10,651	9,406	9,756	14,343
Registration fees	2,799	6,918	3,776	1,248
Interest expense and fees	—	23,414	597	121,358
Miscellaneous	19,715	17,090	16,813	28,215
Total expenses	$523,936	$557,964	$499,124	$1,070,024

Net investment income	$2,251,555	$1,621,779	$2,115,080	$3,861,013

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(135,329)	$147,873	$275,724	$(1,282)
Financial futures contracts	63,637	—	151,795	—
Net realized gain (loss)	$(71,692)	$147,873	$427,519	$(1,282)
Change in unrealized appreciation (depreciation) —
Investments	$(2,191,805)	$(1,904,460)	$(2,074,607)	$(4,312,370)
Financial futures contracts	11,630	—	9,921	—
Net change in unrealized appreciation (depreciation)	$(2,180,175)	$(1,904,460)	$(2,064,686)	$(4,312,370)

Net realized and unrealized loss	$(2,251,867)	$(1,756,587)	$(1,637,167)	$(4,313,652)

Net increase (decrease) in net assets from operations	$(312)	$(134,808)	$477,913	$(452,639)

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Statements of Operations — continued

	Year Ended August 31, 2018
Investment Income	Oregon Fund	South Carolina Fund	Virginia Fund
Interest	$4,826,362	$4,922,560	$2,924,226
Total investment income	$4,826,362	$4,922,560	$2,924,226

Expenses
Investment adviser fee	$384,306	$435,872	$217,385
Distribution and service fees
Class A	150,348	135,465	103,756
Class B	1,658	1,400	847
Class C	106,043	247,191	51,717
Trustees’ fees and expenses	5,114	5,794	3,464
Custodian fee	38,678	41,863	30,216
Transfer and dividend disbursing agent fees	40,056	35,595	31,216
Legal and accounting services	52,627	54,360	49,876
Printing and postage	10,883	12,656	9,721
Registration fees	2,056	1,095	4,510
Interest expense and fees	117,437	162,184	61,775
Miscellaneous	25,908	21,727	19,421
Total expenses	$935,114	$1,155,202	$583,904

Net investment income	$3,891,248	$3,767,358	$2,340,322

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$281,249	$59,517	$627,256
Financial futures contracts	84,849	—	—
Net realized gain	$366,098	$59,517	$627,256
Change in unrealized appreciation (depreciation) —
Investments	$(3,910,477)	$(3,597,659)	$(3,221,541)
Financial futures contracts	15,506	—	—
Net change in unrealized appreciation (depreciation)	$(3,894,971)	$(3,597,659)	$(3,221,541)

Net realized and unrealized loss	$(3,528,873)	$(3,538,142)	$(2,594,285)

Net increase (decrease) in net assets from operations	$362,375	$229,216	$(253,963)

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Statements of Changes in Net Assets

	Year Ended August 31, 2018
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$2,251,555	$1,621,779	$2,115,080	$3,861,013
Net realized gain (loss)	(71,692)	147,873	427,519	(1,282)
Net change in unrealized appreciation (depreciation)	(2,180,175)	(1,904,460)	(2,064,686)	(4,312,370)
Net increase (decrease) in net assets from operations	$(312)	$(134,808)	$477,913	$(452,639)
Distributions to shareholders —
From net investment income
Class A	$(1,101,784)	$(1,066,676)	$(1,553,001)	$(2,169,373)
Class B	(2,952)	(1,704)	(1,431)	(3,105)
Class C	(155,276)	(295,320)	(219,660)	(420,841)
Class I	(980,818)	(264,456)	(333,304)	(1,261,196)
Total distributions to shareholders	$(2,240,830)	$(1,628,156)	$(2,107,396)	$(3,854,515)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,269,674	$2,553,100	$6,358,854	$4,851,628
Class B	—	—	—	33
Class C	670,472	1,277,459	718,933	1,942,069
Class I	8,417,129	4,839,412	4,857,442	15,852,577
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	928,511	814,306	1,442,525	1,950,750
Class B	2,151	1,683	1,392	2,942
Class C	135,430	227,923	188,037	373,434
Class I	559,292	188,451	286,426	808,377
Cost of shares redeemed
Class A	(4,931,732)	(6,490,334)	(7,149,204)	(15,775,105)
Class B	(809)	(54,938)	(59,711)	(75,868)
Class C	(1,279,742)	(3,025,152)	(1,571,268)	(2,969,399)
Class I	(6,685,273)	(6,677,756)	(2,380,723)	(16,536,295)
Net asset value of shares exchanged
Class A	57,750	98,411	24,758	39,379
Class B	(57,750)	(98,411)	(24,758)	(39,379)
Net asset value of shares converted*
Class A	198,582	71,309	56,407	148,435
Class B	(198,582)	(71,309)	(56,407)	(148,435)
Net increase (decrease) in net assets from Fund share transactions	$85,103	$(6,345,846)	$2,692,703	$(9,574,857)

Net increase (decrease) in net assets	$(2,156,039)	$(8,108,810)	$1,063,220	$(13,882,011)

Net Assets
At beginning of year	$78,344,947	$64,820,965	$64,592,570	$132,555,395
At end of year	$76,188,908	$56,712,155	$65,655,790	$118,673,384

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(44,995)	$(26,130)	$91,424	$190,808

*	At the close of business on April 5, 2018, Class B shares were converted into Class A shares.

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2018
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund
From operations —
Net investment income	$3,891,248	$3,767,358	$2,340,322
Net realized gain	366,098	59,517	627,256
Net change in unrealized appreciation (depreciation)	(3,894,971)	(3,597,659)	(3,221,541)
Net increase (decrease) in net assets from operations	$362,375	$229,216	$(253,963)
Distributions to shareholders —
From net investment income
Class A	$(2,681,075)	$(2,092,254)	$(1,873,313)
Class B	(4,959)	(3,390)	(2,746)
Class C	(314,607)	(608,526)	(155,368)
Class I	(873,067)	(1,038,864)	(504,897)
Total distributions to shareholders	$(3,873,708)	$(3,743,034)	$(2,536,324)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,069,190	$8,533,305	$1,940,448
Class B	250	10	—
Class C	614,684	1,324,866	617,995
Class I	8,307,173	14,318,403	4,323,741
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,494,985	1,934,016	1,515,138
Class B	4,733	3,334	2,418
Class C	299,261	522,864	133,537
Class I	698,024	684,325	363,967
Cost of shares redeemed
Class A	(11,751,910)	(10,730,585)	(8,991,981)
Class B	(75,190)	(4,204)	(341)
Class C	(2,549,892)	(5,794,366)	(1,934,595)
Class I	(11,418,792)	(16,310,007)	(10,247,393)
Net asset value of shares exchanged
Class A	291,764	137,197	41,405
Class B	(291,764)	(137,197)	(41,405)
Net asset value of shares converted*
Class A	81,777	168,071	135,996
Class B	(81,777)	(168,071)	(135,996)
Net decrease in net assets from Fund share transactions	$(7,307,484)	$(5,518,039)	$(12,277,066)

Net decrease in net assets	$(10,818,817)	$(9,031,857)	$(15,067,353)

Net Assets
At beginning of year	$117,995,233	$132,088,615	$80,998,821
At end of year	$107,176,416	$123,056,758	$65,931,468

Accumulated undistributed net investment income included in net assets
At end of year	$200,617	$113,420	$131,161

*	At the close of business on April 5, 2018, Class B shares were converted into Class A shares.

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2017
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$2,249,793	$1,849,434	$2,429,312	$4,055,687
Net realized gain (loss)	251,186	648,828	445,580	(523,213)
Net change in unrealized appreciation (depreciation)	(2,363,044)	(2,139,863)	(2,996,745)	(3,981,482)
Net increase (decrease) in net assets from operations	$137,935	$358,399	$(121,853)	$(449,008)
Distributions to shareholders —
From net investment income
Class A	$(1,169,547)	$(1,218,708)	$(1,915,169)	$(2,444,366)
Class B	(6,674)	(6,664)	(7,708)	(7,419)
Class C	(154,743)	(357,296)	(255,673)	(466,590)
Class I	(917,229)	(282,125)	(224,914)	(1,129,110)
Total distributions to shareholders	$(2,248,193)	$(1,864,793)	$(2,403,464)	$(4,047,485)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,784,949	$3,470,358	$4,858,211	$8,302,763
Class B	—	136	179	44
Class C	1,416,819	1,317,835	1,523,538	2,526,366
Class I	10,736,119	5,315,791	4,483,422	21,603,362
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	993,512	928,874	1,789,421	2,206,308
Class B	5,449	6,466	7,084	6,954
Class C	129,986	263,392	219,008	401,262
Class I	423,193	151,653	175,897	667,191
Cost of shares redeemed
Class A	(5,819,375)	(6,326,513)	(18,350,440)	(16,153,106)
Class B	(47,518)	(168,696)	(87,341)	(42,153)
Class C	(859,370)	(2,475,512)	(1,841,309)	(4,641,658)
Class I	(6,060,759)	(3,019,432)	(1,205,266)	(15,610,038)
Net asset value of shares exchanged
Class A	72,866	54,419	121,022	54,607
Class B	(72,866)	(54,419)	(121,022)	(54,607)
Net increase (decrease) in net assets from Fund share transactions	$4,703,005	$(535,648)	$(8,427,596)	$(732,705)

Net increase (decrease) in net assets	$2,592,747	$(2,042,042)	$(10,952,913)	$(5,229,198)

Net Assets
At beginning of year	$75,752,200	$66,863,007	$75,545,483	$137,784,593
At end of year	$78,344,947	$64,820,965	$64,592,570	$132,555,395

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(44,996)	$(26,129)	$91,424	$190,808

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2017
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund
From operations —
Net investment income	$4,154,932	$3,928,239	$2,785,865
Net realized gain	340,511	313,872	418,375
Net change in unrealized appreciation (depreciation)	(4,172,147)	(4,401,773)	(2,742,491)
Net increase (decrease) in net assets from operations	$323,296	$(159,662)	$461,749
Distributions to shareholders —
From net investment income
Class A	$(2,930,079)	$(2,076,230)	$(1,981,523)
Class B	(19,190)	(8,908)	(6,659)
Class C	(379,439)	(658,342)	(155,461)
Class I	(811,942)	(1,158,899)	(643,407)
Total distributions to shareholders	$(4,140,650)	$(3,902,379)	$(2,787,050)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,657,402	$7,953,113	$3,504,323
Class B	25,633	—	—
Class C	955,932	4,375,112	1,603,098
Class I	17,116,054	13,657,032	7,427,162
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,753,805	1,906,739	1,633,239
Class B	18,617	8,575	6,225
Class C	348,422	553,623	124,462
Class I	528,340	522,615	290,206
Cost of shares redeemed
Class A	(17,714,719)	(12,036,461)	(7,264,568)
Class B	(259,713)	(18,177)	(91,448)
Class C	(3,306,428)	(4,081,019)	(1,386,114)
Class I	(7,384,813)	(15,206,856)	(4,303,347)
Net asset value of shares exchanged
Class A	279,220	122,436	73,810
Class B	(279,220)	(122,436)	(73,810)
Net increase (decrease) in net assets from Fund share transactions	$(261,468)	$(2,365,704)	$1,543,238

Net decrease in net assets	$(4,078,822)	$(6,427,745)	$(782,063)

Net Assets
At beginning of year	$122,074,055	$138,516,360	$81,780,884
At end of year	$117,995,233	$132,088,615	$80,998,821

Accumulated undistributed net investment income included in net assets
At end of year	$200,616	$113,421	$251,193

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights

	Georgia Fund — Class A
	Year Ended August 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$8.620	$8.860	$8.540	$8.610	$8.030

Income (Loss) From Operations
Net investment income(1)	$0.248	$0.251	$0.267	$0.307	$0.335
Net realized and unrealized gain (loss)	(0.251)	(0.240)	0.318	(0.072)	0.578

Total income (loss) from operations	$(0.003)	$0.011	$0.585	$0.235	$0.913

Less Distributions
From net investment income	$(0.247)	$(0.251)	$(0.265)	$(0.305)	$(0.333)

Total distributions	$(0.247)	$(0.251)	$(0.265)	$(0.305)	$(0.333)

Net asset value — End of year	$8.370	$8.620	$8.860	$8.540	$8.610

Total Return(2)	(0.02)%	0.19%	6.94%	2.76%	11.54%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$36,835	$39,422	$41,560	$40,437	$41,884
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.70%	0.70%	0.70%	0.70%	0.71%
Interest and fee expense(4)	—	—	—	0.03%	0.04%
Total expenses(3)	0.70%	0.70%	0.70%	0.73%	0.75%
Net investment income	2.94%	2.94%	3.06%	3.57%	4.00%
Portfolio Turnover	7%	7%	7%	14%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights — continued

	Georgia Fund — Class C
	Year Ended August 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.220	$9.480	$9.130	$9.200	$8.580

Income (Loss) From Operations
Net investment income(1)	$0.197	$0.200	$0.215	$0.258	$0.291
Net realized and unrealized gain (loss)	(0.271)	(0.260)	0.349	(0.071)	0.618

Total income (loss) from operations	$(0.074)	$(0.060)	$0.564	$0.187	$0.909

Less Distributions
From net investment income	$(0.196)	$(0.200)	$(0.214)	$(0.257)	$(0.289)

Total distributions	$(0.196)	$(0.200)	$(0.214)	$(0.257)	$(0.289)

Net asset value — End of year	$8.950	$9.220	$9.480	$9.130	$9.200

Total Return(2)	(0.79)%	(0.60)%	6.24%	2.05%	10.71%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,869	$7,554	$7,058	$5,991	$5,543
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.45%	1.45%	1.45%	1.46%
Interest and fee expense(4)	—	—	—	0.03%	0.04%
Total expenses(3)	1.45%	1.45%	1.45%	1.48%	1.50%
Net investment income	2.19%	2.18%	2.30%	2.80%	3.24%
Portfolio Turnover	7%	7%	7%	14%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights — continued

	Georgia Fund — Class I
	Year Ended August 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$8.640	$8.890	$8.560	$8.630	$8.050

Income (Loss) From Operations
Net investment income(1)	$0.265	$0.269	$0.285	$0.318	$0.352
Net realized and unrealized gain (loss)	(0.241)	(0.250)	0.329	(0.065)	0.578

Total income from operations	$0.024	$0.019	$0.614	$0.253	$0.930

Less Distributions
From net investment income	$(0.264)	$(0.269)	$(0.284)	$(0.323)	$(0.350)

Total distributions	$(0.264)	$(0.269)	$(0.284)	$(0.323)	$(0.350)

Net asset value — End of year	$8.400	$8.640	$8.890	$8.560	$8.630

Total Return(2)	0.31%	0.28%	7.27%	2.97%	11.74%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$32,485	$31,107	$26,746	$20,413	$9,440
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.50%	0.50%	0.50%	0.50%	0.51%
Interest and fee expense(4)	—	—	—	0.03%	0.04%
Total expenses(3)	0.50%	0.50%	0.50%	0.53%	0.55%
Net investment income	3.14%	3.14%	3.25%	3.69%	4.19%
Portfolio Turnover	7%	7%	7%	14%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights — continued

	Maryland Fund — Class A
	Year Ended August 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$8.920	$9.130	$8.990	$9.110	$8.620

Income (Loss) From Operations
Net investment income(1)	$0.246	$0.268	$0.294	$0.318	$0.338
Net realized and unrealized gain (loss)	(0.249)	(0.208)	0.167	(0.127)	0.484

Total income (loss) from operations	$(0.003)	$0.060	$0.461	$0.191	$0.822

Less Distributions
From net investment income	$(0.247)	$(0.270)	$(0.321)	$(0.311)	$(0.332)

Total distributions	$(0.247)	$(0.270)	$(0.321)	$(0.311)	$(0.332)

Net asset value — End of year	$8.670	$8.920	$9.130	$8.990	$9.110

Total Return(2)	(0.02)%	0.72%	5.20%	2.12%	9.67%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$35,602	$39,642	$42,479	$42,706	$48,449
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.73%	0.73%	0.74%	0.73%	0.74%
Interest and fee expense(4)	0.04%	0.03%	0.02%	0.02%	0.03%
Total expenses(3)	0.77%	0.76%	0.76%	0.75%	0.77%
Net investment income	2.82%	3.02%	3.24%	3.50%	3.79%
Portfolio Turnover	24%	22%	11%	13%	0	%(5)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Amount is less than 0.5%.

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights — continued

	Maryland Fund — Class C
	Year Ended August 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.730	$9.960	$9.810	$9.940	$9.400

Income (Loss) From Operations
Net investment income(1)	$0.197	$0.220	$0.247	$0.272	$0.296
Net realized and unrealized gain (loss)	(0.269)	(0.228)	0.179	(0.137)	0.533

Total income (loss) from operations	$(0.072)	$(0.008)	$0.426	$0.135	$0.829

Less Distributions
From net investment income	$(0.198)	$(0.222)	$(0.276)	$(0.265)	$(0.289)

Total distributions	$(0.198)	$(0.222)	$(0.276)	$(0.265)	$(0.289)

Net asset value — End of year	$9.460	$9.730	$9.960	$9.810	$9.940

Total Return(2)	(0.73)%	(0.04)%	4.39%	1.37%	8.92%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$13,147	$15,079	$16,356	$14,671	$15,875
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.48%	1.48%	1.49%	1.48%	1.49%
Interest and fee expense(4)	0.04%	0.03%	0.02%	0.02%	0.03%
Total expenses(3)	1.52%	1.51%	1.51%	1.50%	1.52%
Net investment income	2.07%	2.27%	2.49%	2.75%	3.04%
Portfolio Turnover	24%	22%	11%	13%	0	%(5)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Amount is less than 0.5%.

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights — continued

	Maryland Fund — Class I
	Year Ended August 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$8.940	$9.150	$9.010	$9.130	$8.640

Income (Loss) From Operations
Net investment income(1)	$0.265	$0.287	$0.310	$0.335	$0.357
Net realized and unrealized gain (loss)	(0.250)	(0.208)	0.170	(0.125)	0.484

Total income from operations	$0.015	$0.079	$0.480	$0.210	$0.841

Less Distributions
From net investment income	$(0.265)	$(0.289)	$(0.340)	$(0.330)	$(0.351)

Total distributions	$(0.265)	$(0.289)	$(0.340)	$(0.330)	$(0.351)

Net asset value — End of year	$8.690	$8.940	$9.150	$9.010	$9.130

Total Return(2)	0.19%	0.93%	5.41%	2.32%	9.88%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,963	$9,874	$7,572	$7,167	$4,518
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.53%	0.53%	0.54%	0.53%	0.54%
Interest and fee expense(4)	0.04%	0.03%	0.02%	0.02%	0.03%
Total expenses(3)	0.57%	0.56%	0.56%	0.55%	0.57%
Net investment income	3.02%	3.22%	3.41%	3.68%	3.99%
Portfolio Turnover	24%	22%	11%	13%	0	%(5)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Amount is less than 0.5%.

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights — continued

	Missouri Fund — Class A
	Year Ended August 31,
	2018		2017	2016	2015	2014
Net asset value — Beginning of year	$9.500		$9.820	$9.480	$9.610	$8.870

Income (Loss) From Operations
Net investment income(1)	$0.310		$0.334	$0.346	$0.347	$0.352
Net realized and unrealized gain (loss)	(0.231)		(0.324)	0.336	(0.134)	0.746

Total income from operations	$0.079		$0.010	$0.682	$0.213	$1.098

Less Distributions
From net investment income	$(0.309)		$(0.330)	$(0.342)	$(0.343)	$(0.358)

Total distributions	$(0.309)		$(0.330)	$(0.342)	$(0.343)	$(0.358)

Net asset value — End of year	$9.270		$9.500	$9.820	$9.480	$9.610

Total Return(2)	0.88%		0.17%	7.32%	2.24%	12.58%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$46,928		$47,375	$61,038	$61,873	$65,399
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.70%		0.71%	0.70%	0.70%	0.71%
Interest and fee expense(4)	0.00	%(5)	0.02%	0.01%	0.01%	0.01%
Total expenses(3)	0.70%		0.73%	0.71%	0.71%	0.72%
Net investment income	3.33%		3.52%	3.59%	3.62%	3.79%
Portfolio Turnover	35%		12%	10%	7%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Amount is less than 0.005%.

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights — continued

	Missouri Fund — Class C
	Year Ended August 31,
	2018		2017	2016	2015	2014
Net asset value — Beginning of year	$10.490		$10.850	$10.460	$10.610	$9.800

Income (Loss) From Operations
Net investment income(1)	$0.266		$0.290	$0.299	$0.304	$0.312
Net realized and unrealized gain (loss)	(0.262)		(0.364)	0.389	(0.154)	0.817

Total income (loss) from operations	$0.004		$(0.074)	$0.688	$0.150	$1.129

Less Distributions
From net investment income	$(0.264)		$(0.286)	$(0.298)	$(0.300)	$(0.319)

Total distributions	$(0.264)		$(0.286)	$(0.298)	$(0.300)	$(0.319)

Net asset value — End of year	$10.230		$10.490	$10.850	$10.460	$10.610

Total Return(2)	0.06%		(0.64)%	6.66%	1.41%	11.67%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$8,112		$9,005	$9,420	$6,370	$6,170
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%		1.46%	1.45%	1.45%	1.46%
Interest and fee expense(4)	0.00	%(5)	0.02%	0.01%	0.01%	0.01%
Total expenses(3)	1.45%		1.48%	1.46%	1.46%	1.47%
Net investment income	2.59%		2.77%	2.81%	2.87%	3.05%
Portfolio Turnover	35%		12%	10%	7%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Amount is less than 0.005%.

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights — continued

	Missouri Fund — Class I
	Year Ended August 31,
	2018		2017	2016	2015	2014
Net asset value — Beginning of year	$9.520		$9.840	$9.490	$9.620	$8.890

Income (Loss) From Operations
Net investment income(1)	$0.328		$0.352	$0.364	$0.367	$0.375
Net realized and unrealized gain (loss)	(0.240)		(0.322)	0.348	(0.134)	0.733

Total income from operations	$0.088		$0.030	$0.712	$0.233	$1.108

Less Distributions
From net investment income	$(0.328)		$(0.350)	$(0.362)	$(0.363)	$(0.378)

Total distributions	$(0.328)		$(0.350)	$(0.362)	$(0.363)	$(0.378)

Net asset value — End of year	$9.280		$9.520	$9.840	$9.490	$9.620

Total Return(2)	0.97%		0.38%	7.64%	2.44%	12.68%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$10,616		$8,070	$4,732	$2,957	$2,232
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.50%		0.51%	0.50%	0.50%	0.51%
Interest and fee expense(4)	0.00	%(5)	0.02%	0.01%	0.01%	0.01%
Total expenses(3)	0.50%		0.53%	0.51%	0.51%	0.52%
Net investment income	3.52%		3.71%	3.76%	3.82%	4.05%
Portfolio Turnover	35%		12%	10%	7%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Amount is less than 0.005%.

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights — continued

	North Carolina Fund — Class A
	Year Ended August 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.110	$9.410	$9.120	$9.180	$8.340

Income (Loss) From Operations
Net investment income(1)	$0.276	$0.289	$0.305	$0.323	$0.363
Net realized and unrealized gain (loss)	(0.301)	(0.300)	0.289	(0.061)	0.843

Total income (loss) from operations	$(0.025)	$(0.011)	$0.594	$0.262	$1.206

Less Distributions
From net investment income	$(0.275)	$(0.289)	$(0.304)	$(0.322)	$(0.366)

Total distributions	$(0.275)	$(0.289)	$(0.304)	$(0.322)	$(0.366)

Net asset value — End of year	$8.810	$9.110	$9.410	$9.120	$9.180

Total Return(2)	(0.25)%	(0.06)%	6.61%	2.88%	14.70%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$63,964	$75,159	$83,512	$78,397	$79,250
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.70%	0.71%	0.70%	0.71%	0.73%
Interest and fee expense(4)	0.10%	0.09%	0.07%	0.02%	0.05%
Total expenses(3)	0.80%	0.80%	0.77%	0.73%	0.78%
Net investment income	3.10%	3.19%	3.28%	3.50%	4.12%
Portfolio Turnover	16%	27%	8%	2%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights — continued

	North Carolina Fund — Class C
	Year Ended August 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.800	$10.120	$9.810	$9.870	$8.970

Income (Loss) From Operations
Net investment income(1)	$0.225	$0.238	$0.252	$0.273	$0.322
Net realized and unrealized gain (loss)	(0.321)	(0.321)	0.310	(0.061)	0.901

Total income (loss) from operations	$(0.096)	$(0.083)	$0.562	$0.212	$1.223

Less Distributions
From net investment income	$(0.224)	$(0.237)	$(0.252)	$(0.272)	$(0.323)

Total distributions	$(0.224)	$(0.237)	$(0.252)	$(0.272)	$(0.323)

Net asset value — End of year	$9.480	$9.800	$10.120	$9.810	$9.870

Total Return(2)	(0.97)%	(0.78)%	5.80%	2.16%	13.82%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$17,235	$18,486	$20,927	$17,180	$17,630
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.46%	1.45%	1.46%	1.48%
Interest and fee expense(4)	0.10%	0.09%	0.07%	0.02%	0.05%
Total expenses(3)	1.55%	1.55%	1.52%	1.48%	1.53%
Net investment income	2.35%	2.43%	2.52%	2.75%	3.39%
Portfolio Turnover	16%	27%	8%	2%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

60	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights — continued

	North Carolina Fund — Class I
	Year Ended August 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.130	$9.430	$9.140	$9.200	$8.360

Income (Loss) From Operations
Net investment income(1)	$0.294	$0.307	$0.321	$0.341	$0.382
Net realized and unrealized gain (loss)	(0.290)	(0.300)	0.292	(0.059)	0.843

Total income from operations	$0.004	$0.007	$0.613	$0.282	$1.225

Less Distributions
From net investment income	$(0.294)	$(0.307)	$(0.323)	$(0.342)	$(0.385)

Total distributions	$(0.294)	$(0.307)	$(0.323)	$(0.342)	$(0.385)

Net asset value — End of year	$8.840	$9.130	$9.430	$9.140	$9.200

Total Return(2)	0.06%	0.15%	6.82%	3.09%	14.91%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$37,475	$38,642	$32,976	$20,694	$15,613
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.50%	0.51%	0.50%	0.51%	0.53%
Interest and fee expense(4)	0.10%	0.09%	0.07%	0.02%	0.05%
Total expenses(3)	0.60%	0.60%	0.57%	0.53%	0.58%
Net investment income	3.30%	3.38%	3.45%	3.70%	4.32%
Portfolio Turnover	16%	27%	8%	2%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

61	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights — continued

	Oregon Fund — Class A
	Year Ended August 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$8.710	$8.990	$8.630	$8.760	$8.070

Income (Loss) From Operations
Net investment income(1)	$0.304	$0.310	$0.320	$0.331	$0.383
Net realized and unrealized gain (loss)	(0.271)	(0.282)	0.357	(0.133)	0.684

Total income from operations	$0.033	$0.028	$0.677	$0.198	$1.067

Less Distributions
From net investment income	$(0.303)	$(0.308)	$(0.317)	$(0.328)	$(0.377)

Total distributions	$(0.303)	$(0.308)	$(0.317)	$(0.328)	$(0.377)

Net asset value — End of year	$8.440	$8.710	$8.990	$8.630	$8.760

Total Return(2)	0.42%	0.38%	7.98%	2.28%	13.48%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$73,750	$78,931	$89,845	$87,948	$91,306
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.71%	0.70%	0.70%	0.70%	0.73%
Interest and fee expense(4)	0.11%	0.08%	0.05%	0.04%	0.08%
Total expenses(3)	0.82%	0.78%	0.75%	0.74%	0.81%
Net investment income	3.58%	3.56%	3.63%	3.79%	4.54%
Portfolio Turnover	23%	7%	8%	4%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

62	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights — continued

	Oregon Fund — Class C
	Year Ended August 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.540	$9.840	$9.450	$9.590	$8.840

Income (Loss) From Operations
Net investment income(1)	$0.264	$0.268	$0.278	$0.291	$0.354
Net realized and unrealized gain (loss)	(0.292)	(0.302)	0.387	(0.143)	0.740

Total income (loss) from operations	$(0.028)	$(0.034)	$0.665	$0.148	$1.094

Less Distributions
From net investment income	$(0.262)	$(0.266)	$(0.275)	$(0.288)	$(0.344)

Total distributions	$(0.262)	$(0.266)	$(0.275)	$(0.288)	$(0.344)

Net asset value — End of year	$9.250	$9.540	$9.840	$9.450	$9.590

Total Return(2)	(0.27)%	(0.30)%	7.13%	1.54%	12.58%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$10,338	$12,342	$14,817	$13,815	$13,558
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.45%	1.45%	1.45%	1.48%
Interest and fee expense(4)	0.11%	0.08%	0.05%	0.04%	0.08%
Total expenses(3)	1.57%	1.53%	1.50%	1.49%	1.56%
Net investment income	2.84%	2.81%	2.88%	3.04%	3.84%
Portfolio Turnover	23%	7%	8%	4%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

63	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights — continued

	Oregon Fund — Class I
	Year Ended August 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$8.700	$8.980	$8.620	$8.750	$8.070

Income (Loss) From Operations
Net investment income(1)	$0.321	$0.326	$0.336	$0.347	$0.401
Net realized and unrealized gain (loss)	(0.261)	(0.281)	0.358	(0.131)	0.673

Total income from operations	$0.060	$0.045	$0.694	$0.216	$1.074

Less Distributions
From net investment income	$(0.320)	$(0.325)	$(0.334)	$(0.346)	$(0.394)

Total distributions	$(0.320)	$(0.325)	$(0.334)	$(0.346)	$(0.394)

Net asset value — End of year	$8.440	$8.700	$8.980	$8.620	$8.750

Total Return(2)	0.74%	0.58%	8.20%	2.48%	13.58%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$23,088	$26,267	$16,426	$13,867	$9,114
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.51%	0.50%	0.50%	0.50%	0.53%
Interest and fee expense(4)	0.11%	0.08%	0.05%	0.04%	0.08%
Total expenses(3)	0.62%	0.58%	0.55%	0.54%	0.61%
Net investment income	3.78%	3.75%	3.81%	3.97%	4.76%
Portfolio Turnover	23%	7%	8%	4%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

64	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights — continued

	South Carolina Fund — Class A
	Year Ended August 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.330	$9.610	$9.190	$9.290	$8.500

Income (Loss) From Operations
Net investment income(1)	$0.283	$0.286	$0.319	$0.337	$0.382
Net realized and unrealized gain (loss)	(0.251)	(0.282)	0.418	(0.103)	0.785

Total income from operations	$0.032	$0.004	$0.737	$0.234	$1.167

Less Distributions
From net investment income	$(0.282)	$(0.284)	$(0.317)	$(0.334)	$(0.377)

Total distributions	$(0.282)	$(0.284)	$(0.317)	$(0.334)	$(0.377)

Net asset value — End of year	$9.080	$9.330	$9.610	$9.190	$9.290

Total Return(2)	0.38%	0.11%	8.14%	2.52%	13.96%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$66,077	$67,869	$72,052	$72,162	$76,958
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.68%	0.69%	0.69%	0.70%	0.72%
Interest and fee expense(4)	0.13%	0.09%	0.04%	0.01%	0.06%
Total expenses(3)	0.81%	0.78%	0.73%	0.71%	0.78%
Net investment income	3.11%	3.08%	3.38%	3.61%	4.26%
Portfolio Turnover	4%	10%	6%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

65	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights — continued

	South Carolina Fund — Class C
	Year Ended August 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.900	$10.190	$9.750	$9.860	$9.020

Income (Loss) From Operations
Net investment income(1)	$0.228	$0.230	$0.262	$0.283	$0.333
Net realized and unrealized gain (loss)	(0.262)	(0.292)	0.439	(0.113)	0.835

Total income (loss) from operations	$(0.034)	$(0.062)	$0.701	$0.170	$1.168

Less Distributions
From net investment income	$(0.226)	$(0.228)	$(0.261)	$(0.280)	$(0.328)

Total distributions	$(0.226)	$(0.228)	$(0.261)	$(0.280)	$(0.328)

Net asset value — End of year	$9.640	$9.900	$10.190	$9.750	$9.860

Total Return(2)	(0.32)%	(0.57)%	7.27%	1.72%	13.13%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$24,055	$28,743	$28,739	$25,178	$25,939
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.44%	1.44%	1.44%	1.45%	1.47%
Interest and fee expense(4)	0.13%	0.09%	0.04%	0.01%	0.06%
Total expenses(3)	1.57%	1.53%	1.48%	1.46%	1.53%
Net investment income	2.36%	2.33%	2.62%	2.86%	3.51%
Portfolio Turnover	4%	10%	6%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

66	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights — continued

	South Carolina Fund — Class I
	Year Ended August 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.340	$9.620	$9.200	$9.300	$8.510

Income (Loss) From Operations
Net investment income(1)	$0.302	$0.305	$0.332	$0.355	$0.402
Net realized and unrealized gain (loss)	(0.252)	(0.282)	0.424	(0.102)	0.783

Total income from operations	$0.050	$0.023	$0.756	$0.253	$1.185

Less Distributions
From net investment income	$(0.300)	$(0.303)	$(0.336)	$(0.353)	$(0.395)

Total distributions	$(0.300)	$(0.303)	$(0.336)	$(0.353)	$(0.395)

Net asset value — End of year	$9.090	$9.340	$9.620	$9.200	$9.300

Total Return(2)	0.58%	0.31%	8.35%	2.73%	14.17%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$32,924	$35,161	$37,265	$18,690	$18,404
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.49%	0.49%	0.49%	0.50%	0.52%
Interest and fee expense(4)	0.13%	0.09%	0.04%	0.01%	0.06%
Total expenses(3)	0.62%	0.58%	0.53%	0.51%	0.58%
Net investment income	3.31%	3.28%	3.51%	3.81%	4.49%
Portfolio Turnover	4%	10%	6%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

67	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights — continued

	Virginia Fund — Class A
	Year Ended August 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$8.010	$8.240	$7.970	$8.140	$7.790

Income (Loss) From Operations
Net investment income(1)	$0.260	$0.279	$0.301	$0.313	$0.320
Net realized and unrealized gain (loss)	(0.280)	(0.229)	0.268	(0.177)	0.350

Total income (loss) from operations	$(0.020)	$0.050	$0.569	$0.136	$0.670

Less Distributions
From net investment income	$(0.280)	$(0.280)	$(0.299)	$(0.306)	$(0.320)

Total distributions	$(0.280)	$(0.280)	$(0.299)	$(0.306)	$(0.320)

Net asset value — End of year	$7.710	$8.010	$8.240	$7.970	$8.140

Total Return(2)	(0.21)%	0.66%	7.26%	1.68%	8.73%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$48,335	$55,714	$59,460	$58,637	$64,124
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.72%	0.70%	0.71%	0.73%	0.72%
Interest and fee expense(4)	0.09%	0.06%	0.05%	0.03%	0.03%
Total expenses(3)	0.81%	0.76%	0.76%	0.76%	0.75%
Net investment income	3.34%	3.49%	3.71%	3.87%	3.98%
Portfolio Turnover	8%	7%	13%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

68	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights — continued

	Virginia Fund — Class C
	Year Ended August 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$8.870	$9.130	$8.830	$9.010	$8.620

Income (Loss) From Operations
Net investment income(1)	$0.224	$0.243	$0.267	$0.280	$0.288
Net realized and unrealized gain (loss)	(0.310)	(0.259)	0.297	(0.189)	0.390

Total income (loss) from operations	$(0.086)	$(0.016)	$0.564	$0.091	$0.678

Less Distributions
From net investment income	$(0.244)	$(0.244)	$(0.264)	$(0.271)	$(0.288)

Total distributions	$(0.244)	$(0.244)	$(0.264)	$(0.271)	$(0.288)

Net asset value — End of year	$8.540	$8.870	$9.130	$8.830	$9.010

Total Return(2)	(0.95)%	(0.13)%	6.47%	1.01%	7.96%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,819	$6,220	$6,044	$6,424	$7,475
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.47%	1.45%	1.46%	1.48%	1.47%
Interest and fee expense(4)	0.09%	0.06%	0.05%	0.03%	0.03%
Total expenses(3)	1.56%	1.51%	1.51%	1.51%	1.50%
Net investment income	2.60%	2.75%	2.97%	3.12%	3.24%
Portfolio Turnover	8%	7%	13%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

69	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Financial Highlights — continued

	Virginia Fund — Class I
	Year Ended August 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$8.030	$8.260	$7.990	$8.160	$7.810

Income (Loss) From Operations
Net investment income(1)	$0.276	$0.296	$0.318	$0.330	$0.337
Net realized and unrealized gain (loss)	(0.277)	(0.230)	0.268	(0.177)	0.350

Total income (loss) from operations	$(0.001)	$0.066	$0.586	$0.153	$0.687

Less Distributions
From net investment income	$(0.299)	$(0.296)	$(0.316)	$(0.323)	$(0.337)

Total distributions	$(0.299)	$(0.296)	$(0.316)	$(0.323)	$(0.337)

Net asset value — End of year	$7.730	$8.030	$8.260	$7.990	$8.160

Total Return(2)	0.03%	0.87%	7.47%	1.89%	8.93%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$12,777	$18,883	$15,928	$14,672	$14,640
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.52%	0.50%	0.51%	0.53%	0.52%
Interest and fee expense(4)	0.09%	0.06%	0.05%	0.03%	0.03%
Total expenses(3)	0.61%	0.56%	0.56%	0.56%	0.55%
Net investment income	3.54%	3.69%	3.90%	4.07%	4.18%
Portfolio Turnover	8%	7%	13%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

70	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares of each Fund automatically converted to Class A shares eight years after their purchase as described in each Fund’s prospectus. At the close of business on April 5, 2018, each Fund’s Class B shares were converted into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of August 31, 2018, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

71

Eaton Vance

Municipal Income Funds

August 31, 2018

Notes to Financial Statements — continued

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at August 31, 2018. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At August 31, 2018, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	North Carolina Fund	Oregon Fund	South Carolina Fund	Virginia Fund

Floating Rate Notes Outstanding	$3,750,000	$6,554,956	$8,735,735	$3,332,964
Interest Rate or Range of Interest Rates (%)	1.59	1.59	1.61	1.59
Collateral for Floating Rate Notes Outstanding	$5,098,700	$8,911,479	$11,878,631	$5,505,400

For the year ended August 31, 2018, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund	South Carolina Fund	Virginia Fund

Average Floating Rate Notes Outstanding	$1,245,205	$30,274	$6,607,644	$6,555,000	$8,725,000	$3,330,000
Average Interest Rate	1.88%	1.97%	1.84%	1.79%	1.86%	1.86%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of August 31, 2018.

72

Eaton Vance

Municipal Income Funds

August 31, 2018

Notes to Financial Statements — continued

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended August 31, 2018 and August 31, 2017 was as follows:

	Year Ended August 31, 2018
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Distributions declared from:
Tax-exempt income	$2,240,830	$1,619,604	$2,097,089	$3,841,106
Ordinary income	$—	$8,552	$10,307	$13,409

	Year Ended August 31, 2018
	Oregon Fund	South Carolina Fund	Virginia Fund

Distributions declared from:
Tax-exempt income	$3,866,067	$3,743,034	$2,449,297
Ordinary income	$7,641	$—	$87,027

73

Eaton Vance

Municipal Income Funds

August 31, 2018

Notes to Financial Statements — continued

	Year Ended August 31, 2017
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Distributions declared from:
Tax-exempt income	$2,239,240	$1,845,431	$2,403,464	$4,047,485
Ordinary income	$8,953	$19,362	$—	$—

	Year Ended August 31, 2017
	Oregon Fund	South Carolina Fund	Virginia Fund

Distributions declared from:
Tax-exempt income	$4,124,653	$3,902,379	$2,636,664
Ordinary income	$15,997	$—	$150,386

During the year ended August 31, 2018, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for premium amortization and accretion of market discount.

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Change in:
Paid-in capital	$(2,812,349)	$(2,032,881)	$(3,282,262)	$(3,573,563)
Accumulated net realized loss	$2,823,073	$2,026,505	$3,289,946	$3,580,061
Accumulated undistributed (distributions in excess of) net investment income	$(10,724)	$6,376	$(7,684)	$(6,498)

	Oregon Fund	South Carolina Fund	Virginia Fund

Change in:
Paid-in capital	$(9,061,392)	$(10,869,967)	$(464,954)
Accumulated net realized loss	$9,078,931	$10,894,292	$388,984
Accumulated undistributed net investment income	$(17,539)	$(24,325)	$75,970

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of August 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Undistributed tax-exempt income	$2,067	$4,272	$106,771	$246,449
Capital loss carryforwards and deferred capital losses	$(6,483,614)	$(4,601,026)	$(2,603,613)	$(7,518,463)
Net unrealized appreciation	$2,730,985	$1,289,353	$3,092,389	$3,840,691
Other temporary differences	$(47,062)	$(30,402)	$(15,347)	$(55,641)

74

Eaton Vance

Municipal Income Funds

August 31, 2018

Notes to Financial Statements — continued

	Oregon Fund	South Carolina Fund	Virginia Fund

Undistributed tax-exempt income	$226,723	$156,701	$166,943
Capital loss carryforwards and deferred capital losses	$(12,496,354)	$(7,549,965)	$(16,161,487)
Net unrealized appreciation	$4,907,714	$4,922,372	$2,473,220
Other temporary differences	$(26,106)	$(43,281)	$(35,782)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, futures contracts, the timing of recognizing distributions to shareholders, premium amortization, accretion of market discount and residual interest bonds.

At August 31, 2018, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

August 31, 2019	$3,087,553	$1,823,894	$1,434,581	$1,655,671

Total capital loss carryforwards	$3,087,553	$1,823,894	$1,434,581	$1,655,671

Deferred capital losses:
Short-term	$1,905,124	$863,126	$1,169,032	$3,517,247
Long-term	$1,490,937	$1,914,006	$—	$2,345,545

Expiration Date	Oregon Fund	South Carolina Fund	Virginia Fund

August 31, 2019	$809,441	$527,346	$10,782,176

Total capital loss carryforwards	$809,441	$527,346	$10,782,176

Deferred capital losses:
Short-term	$5,073,495	$6,546,494	$2,874,676
Long-term	$6,613,418	$476,125	$2,504,635

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at August 31, 2018, as determined on a federal income tax basis, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Aggregate cost	$71,144,611	$54,384,697	$61,959,798	$113,394,986

Gross unrealized appreciation	$3,019,907	$1,642,752	$3,429,871	$4,413,849
Gross unrealized depreciation	(288,922)	(353,399)	(337,482)	(573,158)

Net unrealized appreciation	$2,730,985	$1,289,353	$3,092,389	$3,840,691

75

Eaton Vance

Municipal Income Funds

August 31, 2018

Notes to Financial Statements — continued

	Oregon Fund	South Carolina Fund	Virginia Fund

Aggregate cost	$100,997,498	$114,108,639	$61,441,954

Gross unrealized appreciation	$5,123,676	$5,711,724	$3,498,181
Gross unrealized depreciation	(215,962)	(789,352)	(1,024,961)

Net unrealized appreciation	$4,907,714	$4,922,372	$2,473,220

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the year ended August 31, 2018, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investment Adviser Fee	$230,260	$166,020	$188,584	$441,088
Effective Annual Rate	0.30%	0.27%	0.29%	0.35%

	Oregon Fund	South Carolina Fund	Virginia Fund

Investment Adviser Fee	$384,306	$435,872	$217,385
Effective Annual Rate	0.35%	0.35%	0.31%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended August 31, 2018 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

EVM’s Sub-Transfer Agent Fees	$3,600	$5,988	$5,266	$8,477
EVD’s Class A Sales Charges	$2,564	$4,388	$8,930	$9,094

76

Eaton Vance

Municipal Income Funds

August 31, 2018

Notes to Financial Statements — continued

	Oregon Fund	South Carolina Fund	Virginia Fund

EVM’s Sub-Transfer Agent Fees	$5,614	$3,585	$7,471
EVD’s Class A Sales Charges	$21,144	$15,453	$3,465

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan each Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2018 for Class A shares amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A Distribution and Service Fees	$75,339	$75,515	$93,539	$140,273

	Oregon Fund	South Carolina Fund	Virginia Fund

Class A Distribution and Service Fees	$150,348	$135,465	$103,756

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) and, prior to close of business on April 5, 2018, Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund paid/pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended August 31, 2018, the Funds paid or accrued to EVD the following distribution fees:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class B Distribution Fees	$1,017	$622	$401	$990
Class C Distribution Fees	$53,565	$106,711	$63,938	$134,804

	Oregon Fund	South Carolina Fund	Virginia Fund

Class B Distribution Fees	$1,309	$1,105	$669
Class C Distribution Fees	$83,718	$195,151	$40,829

The Class B (prior to the close of business on April 5, 2018) and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares.

77

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Municipal Income Funds

August 31, 2018

Notes to Financial Statements — continued

Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2018 amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class B Service Fees	$271	$166	$107	$264
Class C Service Fees	$14,284	$28,456	$17,050	$35,948

	Oregon Fund	South Carolina Fund	Virginia Fund

Class B Service Fees	$349	$295	$178
Class C Service Fees	$22,325	$52,040	$10,888

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, were further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase and, prior to the close of business on April 5, 2018, on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares was imposed at declining rates that began at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended August 31, 2018, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A	$—	$—	$—	$—
Class B	$—	$100	$—	$100
Class C	$100	$—	$500	$200

	Oregon Fund	South Carolina Fund	Virginia Fund

Class A	$—	$—	$—
Class B	$—	$100	$—
Class C	$400	$2,000	$1,000

78

Eaton Vance

Municipal Income Funds

August 31, 2018

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended August 31, 2018 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Purchases	$5,360,620	$14,821,911	$25,115,806	$21,188,875
Sales	$5,766,633	$21,306,988	$22,266,095	$35,088,455

	Oregon Fund	South Carolina Fund	Virginia Fund

Purchases	$26,332,833	$4,648,921	$6,126,561
Sales	$34,345,916	$10,115,063	$15,169,028

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Georgia Fund
	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	269,325	—	74,727	996,275
Issued to shareholders electing to receive payments of distributions in Fund shares	110,351	238	15,049	66,304
Redemptions	(584,528)	(89)	(142,138)	(792,605)
Exchange from Class B shares	6,795	—	—	—
Exchange to Class A shares	—	(6,360)	—	—
Conversion from Class B shares	23,763	—	—	—
Conversion to Class A shares	—	(22,240)	—	—

Net increase (decrease)	(174,294)	(28,451)	(52,362)	269,974

	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	443,618	—	155,065	1,249,275
Issued to shareholders electing to receive payments of distributions in Fund shares	116,280	596	14,219	49,398
Redemptions	(683,022)	(5,129)	(94,354)	(708,464)
Exchange from Class B shares	8,495	—	—	—
Exchange to Class A shares	—	(7,948)	—	—

Net increase (decrease)	(114,629)	(12,481)	74,930	590,209

79

Eaton Vance

Municipal Income Funds

August 31, 2018

Notes to Financial Statements — continued

Maryland Fund
	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	291,108	—	133,124	549,711
Issued to shareholders electing to receive payments of distributions in Fund shares	93,241	176	23,931	21,522
Redemptions	(743,260)	(5,709)	(317,175)	(759,686)
Exchange from Class B shares	11,191	—	—	—
Exchange to Class A shares	—	(10,260)	—	—
Conversion from Class B shares	8,213	—	—	—
Conversion to Class A shares	—	(7,531)	—	—

Net decrease	(339,507)	(23,324)	(160,120)	(188,453)

	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	392,730	14	136,326	599,954
Issued to shareholders electing to receive payments of distributions in Fund shares	104,757	668	27,233	17,070
Redemptions	(712,592)	(17,500)	(256,346)	(340,132)
Exchange from Class B shares	6,164	—	—	—
Exchange to Class A shares	—	(5,653)	—	—

Net increase (decrease)	(208,941)	(22,471)	(92,787)	276,892

Missouri Fund
	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	684,846	—	69,907	521,624
Issued to shareholders electing to receive payments of distributions in Fund shares	155,281	135	18,332	30,811
Redemptions	(768,821)	(5,731)	(153,433)	(256,247)
Exchange from Class B shares	2,668	—	—	—
Exchange to Class A shares	—	(2,415)	—	—
Conversion from Class B shares	6,112	—	—	—
Conversion to Class A shares	—	(5,531)	—	—

Net increase (decrease)	80,086	(13,542)	(65,194)	296,188

	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	515,212	17	144,697	475,877
Issued to shareholders electing to receive payments of distributions in Fund shares	189,067	677	20,961	18,563
Redemptions	(1,945,735)	(8,326)	(175,951)	(127,507)
Exchange from Class B shares	12,810	—	—	—
Exchange to Class A shares	—	(11,590)	—	—

Net increase (decrease)	(1,228,646)	(19,222)	(10,293)	366,933

80

Eaton Vance

Municipal Income Funds

August 31, 2018

Notes to Financial Statements — continued

North Carolina Fund
	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	541,085	3	202,068	1,774,462
Issued to shareholders electing to receive payments of distributions in Fund shares	219,520	306	39,077	90,756
Redemptions	(1,775,154)	(7,900)	(309,758)	(1,855,110)
Exchange from Class B shares	4,416	—	—	—
Exchange to Class A shares	—	(4,107)	—	—
Conversion from Class B shares	16,844	—	—	—
Conversion to Class A shares	—	(15,662)	—	—

Net increase (decrease)	(993,289)	(27,360)	(68,613)	10,108

	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	917,679	5	257,955	2,391,957
Issued to shareholders electing to receive payments of distributions in Fund shares	243,421	714	41,163	73,419
Redemptions	(1,790,308)	(4,251)	(479,773)	(1,729,303)
Exchange from Class B shares	6,062	—	—	—
Exchange to Class A shares	—	(5,634)	—	—

Net increase (decrease)	(623,146)	(9,166)	(180,655)	736,073

Oregon Fund
	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	717,628	33	66,428	978,641
Issued to shareholders electing to receive payments of distributions in Fund shares	294,288	508	32,235	82,426
Redemptions	(1,384,786)	(7,944)	(274,717)	(1,342,979)
Exchange from Class B shares	34,412	—	—	—
Exchange to Class A shares	—	(31,470)	—	—
Conversion from Class B shares	9,714	—	—	—
Conversion to Class A shares	—	(8,883)	—	—

Net decrease	(328,744)	(47,756)	(176,054)	(281,912)

	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	764,706	2,721	99,835	1,981,814
Issued to shareholders electing to receive payments of distributions in Fund shares	317,281	1,960	36,667	60,941
Redemptions	(2,051,615)	(27,505)	(348,427)	(854,314)
Exchange from Class B shares	32,432	—	—	—
Exchange to Class A shares	—	(29,641)	—	—

Net increase (decrease)	(937,196)	(52,465)	(211,925)	1,188,441

81

Eaton Vance

Municipal Income Funds

August 31, 2018

Notes to Financial Statements — continued

South Carolina Fund
	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	931,340	1	137,078	1,567,081
Issued to shareholders electing to receive payments of distributions in Fund shares	212,549	344	54,152	75,164
Redemptions	(1,177,085)	(433)	(598,728)	(1,785,861)
Exchange from Class B shares	15,022	—	—	—
Exchange to Class A shares	—	(14,165)	—	—
Conversion from Class B shares	18,624	—	—	—
Conversion to Class A shares	—	(17,564)	—	—

Net increase (decrease)	450	(31,817)	(407,498)	(143,616)

	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	857,749	—	442,484	1,477,102
Issued to shareholders electing to receive payments of distributions in Fund shares	205,619	872	56,270	56,291
Redemptions	(1,302,014)	(1,843)	(414,606)	(1,643,576)
Exchange from Class B shares	13,071	—	—	—
Exchange to Class A shares	—	(12,325)	—	—

Net increase (decrease)	(225,575)	(13,296)	84,148	(110,183)

Virginia Fund
	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	249,406	—	72,357	554,874
Issued to shareholders electing to receive payments of distributions in Fund shares	195,235	280	15,536	46,805
Redemptions	(1,158,905)	(41)	(225,262)	(1,300,888)
Exchange from Class B shares	5,247	—	—	—
Exchange to Class A shares	—	(4,739)	—	—
Conversion from Class B shares	17,693	—	—	—
Conversion to Class A shares	—	(15,986)	—	—

Net decrease	(691,324)	(20,486)	(137,369)	(699,209)

	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	438,902	—	181,305	927,113
Issued to shareholders electing to receive payments of distributions in Fund shares	204,388	704	14,063	36,243
Redemptions	(910,496)	(10,156)	(156,100)	(539,323)
Exchange from Class B shares	9,236	—	—	—
Exchange to Class A shares	—	(8,346)	—	—

Net increase (decrease)	(257,970)	(17,798)	39,268	424,033

(1)	At the close of business on April 5, 2018, Class B shares were converted into Class A shares.

82

Eaton Vance

Municipal Income Funds

August 31, 2018

Notes to Financial Statements — continued

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended August 31, 2018.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at August 31, 2018 is included in the Portfolios of Investments. At August 31, 2018, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at August 31, 2018 was as follows:

	Missouri Fund

Liability Derivative:
Futures Contracts	$(4,301	)(1)

Total	$(4,301)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin on open financial futures contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the year ended August 31, 2018 was as follows:

	Georgia Fund		Missouri Fund		Oregon Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$63,637	(1)	$151,795	(1)	$84,849	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$11,630	(2)	$9,921	(2)	$15,506	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (short) outstanding during the year ended August 31, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

	Georgia Fund	Missouri Fund	Oregon Fund

Average Notional Cost:
Futures Contracts — Short	$891,000	$3,314,000	$1,189,000

83

Eaton Vance

Municipal Income Funds

August 31, 2018

Notes to Financial Statements — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2018, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$73,875,596	$—	$73,875,596

Total Investments	$—	$73,875,596	$—	$73,875,596

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$55,674,050	$—	$55,674,050

Total Investments	$—	$55,674,050	$—	$55,674,050

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$65,052,187	$—	$65,052,187

Total Investments	$—	$65,052,187	$—	$65,052,187

Liability Description

Futures Contracts	$(4,301)	$—	$—	$(4,301)

Total	$(4,301)	$—	$—	$(4,301)

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$120,395,915	$—	$120,395,915
Corporate Bonds & Notes	—	589,762	—	589,762

Total Investments	$—	$120,985,677	$—	$120,985,677

84

Eaton Vance

Municipal Income Funds

August 31, 2018

Notes to Financial Statements — continued

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$112,460,168	$—	$112,460,168

Total Investments	$—	$112,460,168	$—	$112,460,168

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$127,766,746	$—	$127,766,746

Total Investments	$—	$127,766,746	$—	$127,766,746

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$67,248,138	$—	$67,248,138

Total Investments	$—	$67,248,138	$—	$67,248,138

85

Eaton Vance

Municipal Income Funds

August 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of August 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Funds as of August 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 17, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

86

Eaton Vance

Municipal Income Funds

August 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended August 31, 2018, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Georgia Municipal Income Fund	100.00%
Maryland Municipal Income Fund	99.47%
Missouri Municipal Income Fund	99.51%
North Carolina Municipal Income Fund	99.65%
Oregon Municipal Income Fund	99.80%
South Carolina Municipal Income Fund	100.00%
Virginia Municipal Income Fund	96.57%

87

Eaton Vance

Municipal Income Funds

August 31, 2018

Special Meeting of Shareholders (Unaudited)

Each Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to each Fund were as follows:

	Georgia Municipal Income Fund		Maryland Municipal Income Fund
	Number of Shares		Number of Shares
Nominee for Trustee	For	Withheld	For	Withheld
Mark R. Fetting	8,114,623	10,399	4,808,883	239,017
Keith Quinton	8,104,289	20,732	4,808,883	239,017
Marcus L. Smith	8,104,289	20,732	4,807,848	240,052
Susan J. Sutherland	8,114,623	10,399	4,807,848	240,052
Scott E. Wennerholm	8,114,623	10,399	4,804,554	243,345

Results are rounded to the nearest whole number.

	Missouri Municipal Income Fund		North Carolina Municipal Income Fund
	Number of Shares		Number of Shares
Nominee for Trustee	For	Withheld	For	Withheld
Mark R. Fetting	5,879,567	124,613	12,098,713	152,319
Keith Quinton	5,882,111	122,069	12,098,713	152,319
Marcus L. Smith	5,882,111	122,069	12,083,133	167,899
Susan J. Sutherland	5,882,111	122,069	12,098,713	152,319
Scott E. Wennerholm	5,882,111	122,069	12,098,713	152,319

Results are rounded to the nearest whole number.

	Oregon Municipal Income Fund		South Carolina Municipal Income Fund
	Number of Shares		Number of Shares
Nominee for Trustee	For	Withheld	For	Withheld
Mark R. Fetting	10,660,874	101,002	12,309,300	147,826
Keith Quinton	10,660,874	101,002	12,309,300	147,826
Marcus L. Smith	10,660,874	101,002	12,309,300	147,826
Susan J. Sutherland	10,715,427	46,449	12,309,300	147,826
Scott E. Wennerholm	10,660,874	101,002	12,408,945	48,181

Results are rounded to the nearest whole number.

	Virginia Municipal Income Fund
	Number of Shares
Nominee for Trustee	For	Withheld
Mark R. Fetting	7,315,644	31,721
Keith Quinton	7,302,314	45,051
Marcus L. Smith	7,315,644	31,721
Susan J. Sutherland	7,309,903	37,462
Scott E. Wennerholm	7,315,644	31,721

Results are rounded to the nearest whole number.

88

Eaton Vance

Municipal Income Funds

August 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Georgia Municipal Income Fund

•	Eaton Vance Maryland Municipal Income Fund

•	Eaton Vance Missouri Municipal Income Fund

•	Eaton Vance North Carolina Municipal Income Fund

•	Eaton Vance Oregon Municipal Income Fund

•	Eaton Vance South Carolina Municipal Income Fund

•	Eaton Vance Virginia Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s

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municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices, and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for each Fund.

In this regard, the Board noted each Fund’s performance relative to its peer group, custom peer group, if applicable, and primary and secondary benchmark indexes for the three-year period, as follows:

Fund	Performance Relative to:
	Median of Peers	Median of Custom Peers	Primary Index	Secondary Index

Eaton Vance Georgia Municipal Income Fund	Higher	Higher	Lower	Lower
Eaton Vance Maryland Municipal Income Fund	Higher	n/a	Lower	Lower
Eaton Vance Missouri Municipal Income Fund	Higher	Equal	Lower	Lower
Eaton Vance North Carolina Municipal Income Fund	Higher	Higher	Lower	Lower
Eaton Vance Oregon Municipal Income Fund	Higher	Higher	Higher	Lower
Eaton Vance South Carolina Municipal Income Fund	Higher	Higher	Higher	Lower
Eaton Vance Virginia Municipal Income Fund	Equal	n/a	Lower	Lower

The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

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Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

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Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

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Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds effective December 31, 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

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Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

445    8.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a) –(d)

The following tables present the aggregate fees billed to each Fund for the Funds’ fiscal years ended August 31, 2017 and August 31, 2018 by D&T for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Georgia Municipal Income Fund

Fiscal Years Ended	8/31/17	8/31/18
Audit Fees	$31,910	$32,810
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,770	$10,770
All Other Fees(3)	$0	$0

Total	$42,680	$43,580

Eaton Vance Maryland Municipal Income Fund

Fiscal Years Ended	8/31/17	8/31/18
Audit Fees	$38,960	$38,960
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,665	$10,665
All Other Fees(3)	$0	$0

Total	$49,625	$49,625

Eaton Vance Missouri Municipal Income Fund

Fiscal Years Ended	8/31/17	8/31/18
Audit Fees	$35,760	$34,460
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,894	$9,894
All Other Fees(3)	$0	$0

Total	$45,654	$44,354

Eaton Vance North Carolina Municipal Income Fund

Fiscal Years Ended	8/31/17	8/31/18
Audit Fees	$39,340	$39,952
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,654	$10,654
All Other Fees(3)	$0	$0

Total	$49,994	$50,606

Eaton Vance Oregon Municipal Income Fund

Fiscal Years Ended	8/31/17	8/31/18
Audit Fees	$36,500	$37,763
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,053	$10,053
All Other Fees(3)	$0	$0

Total	$46,553	$47,816

Eaton Vance South Carolina Municipal Income Fund

Fiscal Years Ended	8/31/17	8/31/18
Audit Fees	$36,550	$37,450
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,654	$10,654
All Other Fees(3)	$0	$0

Total	$47,204	$48,104

Eaton Vance Virginia Municipal Income Fund

Fiscal Years Ended	8/31/17	8/31/18
Audit Fees	$34,890	$34,890
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,894	$9,894
All Other Fees(3)	$0	$0

Total	$44,784	$44,784

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/16	7/31/17	8/31/17	9/30/17	7/31/18	8/31/18
Audit Fees	$298,020	$251,060	$253,910	$287,510	$254,535	$256,285
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$65,552	$60,918	$72,584	$66,534	$59,668	$72,584
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$363,572	$311,978	$326,494	$354,044	$314,203	$328,869

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/16	7/31/17	8/31/17	9/30/17	7/31/18	8/31/18
Registrant(1)	$65,552	$60,918	$72,584	$66,534	$59,668	$72,584
Eaton Vance(2)	$56,434	$148,018	$148,018	$148,018	$51,855	$74,355

(1)	Includes all of the Series of the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 22, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018